UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2017

Item 1. Reports to Stockholders

Global / international equity mutual fund

Delaware Asia Select Fund

May 31, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds by Macquarie is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds by Macquarie or obtain a prospectus for Delaware Asia Select Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust (MIMBT) and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited, and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-months period from December 1, 2016 to May 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2016 to May 31, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-months period from December 1, 2016 to May 31, 2017 (Unaudited)

Delaware Asia Select Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Annualized Expense Ratio	Expenses Paid During Period 12/1/16 to 5/31/17*
Actual Fund return†
Class A	$1,000.00	$1,138.20	1.55%	$8.26
Class C	1,000.00	1,134.30	2.30%	12.24
Institutional Class	1,000.00	1,139.60	1.30%	6.93

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.20	1.55%	$7.80
Class C	1,000.00	1,013.46	2.30%	11.55
Institutional Class	1,000.00	1,018.45	1.30%	6.54

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / country and sector allocations

Delaware Asia Select Fund	As of May 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	93.24%
China/Hong Kong	48.37%
India	2.34%
Indonesia	4.65%
Malaysia	1.04%
Philippines	1.76%
Republic of Korea	18.18%
Singapore	2.89%
Taiwan	12.60%
Thailand	1.41%
Exchange-Traded Funds	7.49%
Short-Term Investments	1.39%
Total Value of Securities	102.12%
Liabilities Net of Receivables and Other Assets	(2.12%)
Total Net Assets	100.00%
Common stock by sector²	Percentage of net assets
Consumer Discretionary	18.05%
Consumer Staples	4.16%
Financials*	27.93%
Healthcare	5.66%
Industrials	5.59%
Information Technology*	27.32%
Materials	1.30%
Real Estate	1.03%
Telecommunication Services	2.20%
Total	93.24%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*To monitor compliance with Delaware Asia Select Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Financials and Information Technology sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Financials sector consisted of banks, diversified financials services, and insurance. As of May 31, 2017, such amounts, as percentage of total net assets, were 13.56%, 3.55%, and 10.82% respectively. The Information Technology sector consisted of computers, electrical components and equipment, electronics, Internet, semiconductors, and software. As of May 31, 2017, such amounts, as percentage of total net assets, were 0.94%, 1.46%,

Security type / country and sector allocations

Delaware Asia Select Fund

0.04%, 9.82%, 14.12%, and 0.94% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Financials and Information Technology sectors for financial reporting purposes may exceed 25%.

Schedule of investments
Delaware Asia Select Fund	May 31, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 93.24%Δ

China/Hong Kong – 48.37%
AIA Group	25,400	$180,089
ASM Pacific Technology	3,900	55,953
Autohome ADR †	2,647	112,180
BYD Class H	10,000	59,737
China Biologic Products †	800	91,040
China Communications Construction Class H	62,000	83,700
China Construction Bank	129,000	106,610
China Lodging Group ADR †	900	68,760
China Mobile	6,000	66,564
China Pacific Insurance Group Class H	28,800	115,310
China State Construction International Holdings	44,000	76,340
CRRC Class H	56,000	52,460
CSPC Pharmaceutical Group	44,000	65,837
Ctrip.com International ADR †	3,200	174,880
Galaxy Entertainment Group	17,000	98,280
GF Securities Class H	19,800	41,061
Guotai Junan International Holdings	142,000	45,739
Haier Electronics Group	24,000	61,043
Industrial & Commercial Bank of China	158,000	105,637
JD.com ADR †	3,100	124,093
Kingsoft	20,000	53,769
Luye Pharma Group	82,500	49,653
Melco International Development	27,000	71,029
Nine Dragons Paper Holdings	63,000	74,702
Ping An Insurance Group of China Class H	38,500	246,784
SINA †	800	78,376
Sun Hung Kai Properties	4,000	59,185
Tencent Holdings	8,800	302,196
WH Group 144A #	57,000	53,397

		2,774,404

India – 2.34%
HDFC Bank ADR	1,526	133,983

		133,983

Indonesia – 4.65%
Bank Central Asia	59,000	75,965
Indofood Sukses Makmur	88,000	57,808
Matahari Department Store	65,000	73,686
Telekomunikasi Indonesia Persero	182,200	59,502

		266,961

Malaysia – 1.04%
CIMB Group Holdings	39,700	59,364

		59,364

Schedule of investments

Delaware Asia Select Fund

	Number of shares	Value (US $)

Common StockΔ (continued)

Philippines – 1.76%
BDO Unibank	22,500	$55,374
Metropolitan Bank & Trust	26,090	45,838

		101,212

Republic of Korea – 18.18%
Amorepacific	210	64,335
Hanon Systems	6,965	64,387
Hyundai Engineering & Construction	1,292	56,199
KB Financial Group	2,445	117,052
Korea Kolmar	822	62,700
LG Electronics	1,244	91,667
LG Innotek	701	83,900
Samsung Electronics	221	441,171
Yuhan	274	61,183

		1,042,594

Singapore – 2.89%
ComfortDelGro	29,900	51,863
DBS Group Holdings	7,700	113,915

		165,778

Taiwan – 12.60%
Cathay Financial Holding	50,000	78,294
Gourmet Master	8,800	96,546
Lite-On Technology	32,000	53,725
PChome Online	9,000	70,464
Pou Chen	37,000	51,049
St Shine Optical	3,000	57,149
Taiwan Semiconductor Manufacturing	35,000	236,211
Winbond Electronics	132,000	76,798
Zhen Ding Technology Holding	1,000	2,460

		722,696

Thailand – 1.41%
Siam Commercial Bank-Foreign Class F	18,000	80,857

		80,857

Total Common Stock (cost $4,685,006)		5,347,849

Exchange-Traded Funds – 7.49%

iShares India 50 ETF	6,487	221,207
iShares MSCI India ETF	6,400	208,320

Total Exchange-Traded Funds (cost $348,162)		429,527

	Principal amount°	Value (US $)

Short-Term Investments – 1.39%

Repurchase Agreements – 1.39%
Bank of America Merrill Lynch 0.75%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $16,919 (collateralized by US government obligations 0.00%–1.00% 8/3/17–9/15/17; market value $17,257)	16,919	$16,919
Bank of Montreal 0.70%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $28,198 (collateralized by US government obligations 0.75%–3.625% 6/30/17–2/15/45; market value $28,761)	28,197	28,197
BNP Paribas 0.78%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $34,885 (collateralized by US government obligations 0.00%–2.125% 7/27/17–11/15/45; market value $35,582)	34,884	34,884

Total Short-Term Investments (cost $80,000)		80,000

Total Value of Securities – 102.12% (cost $5,113,168)		$5,857,376

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $53,397, which represents 0.93% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 3 in “Security type / country and sector allocations.”

†	Non-income producing security.

Schedule of investments

Delaware Asia Select Fund

The following foreign currency exchange contracts were outstanding at May 31, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	HKD	233,002	USD	(29,896)	6/1/17	$5
BNYM	HKD	(175,804)	USD	22,557	6/2/17	(4)
BNYM	KRW	12,229,628	USD	(10,917)	6/1/17	6
BNYM	MYR	252,313	USD	(59,002)	6/1/17	(64)

						$(57)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

ETF – Exchange Traded Fund

HKD – Hong Kong Dollar

KRW – South Korean Won

MSCI – Morgan Stanley Capital Index

MYR – Malaysian Ringgit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Asia Select Fund	May 31, 2017 (Unaudited)

Assets:
Investments, at value[1]	$5,777,376
Short-term investments, at value[2]	80,000
Cash	4,367
Foreign currencies, at value[3]	1,066
Receivable for securities sold	60,149
Investment management fees receivable from affiliates	7,012
Dividends and interest receivable	5,370
Foreign tax reclaims receivable	101
Receivable for fund shares sold	100
Unrealized appreciation on foreign currency exchange contracts	11

Total assets	5,935,552

Liabilities:
Payable for securities purchased	126,827
Other accrued expenses	57,378
Audit and tax fees payable	15,164
Dividend disbursing and transfer agent fees and expenses payable to affiliates	95
Distribution fees payable to affiliates	69
Unrealized depreciation on foreign currency exchange contracts	68
Trustees’ fees and expenses payable to affiliates	32
Accounting and administration expenses payable to affiliates	22
Legal fees payable to affiliates	9
Reports and statements to shareholders expenses payable to affiliates	4

Total liabilities	199,668

Total Net Assets	$5,735,884

Net Assets Consist of:
Paid-in capital	$5,296,198
Distributions in excess of net investment income	(25,858)
Accumulated net realized loss on investments	(278,555)
Net unrealized appreciation of investments	744,208
Net unrealized depreciation of foreign currencies	(52)
Net unrealized depreciation of foreign currency exchange contracts	(57)

Total Net Assets	$5,735,884

Statement of assets and liabilities

Delaware Asia Select Fund

Net Asset Value
Class A:
Net assets	$289,263
Shares of beneficial interest outstanding, unlimited authorization, no par	31,570
Net asset value per share	$9.16
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.72

Class C:
Net assets	$11,109
Shares of beneficial interest outstanding, unlimited authorization, no par	1,216
Net asset value per share	$9.14

Institutional Class:
Net assets	$5,435,512
Shares of beneficial interest outstanding, unlimited authorization, no par	592,917
Net asset value per share	$9.17

[1]Investments, at cost	$5,033,168
[2]Short-term investments, at cost	80,000
[3]Foreign currencies, at cost	1,151

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Asia Select Fund	Six months ended May 31, 2017 (Unaudited)

Investment Income:
Dividends	$34,920
Interest	625
Foreign tax withheld	(3,497)

32,048

Expenses:
Registration fees	31,287
Management fees	24,611
Audit and tax fees	18,985
Custodian fees	10,346
Reports and statements to shareholders expenses	9,740
Legal fees	3,822
Dividend disbursing and transfer agent fees and expenses	926
Accounting and administration expenses	798
Distribution expenses — Class A	310
Distribution expenses — Class C	35
Trustees’ fees and expenses	130
Other	7,112

108,102
Less expenses waived	(74,096)
Less expense paid indirectly	(1)

Total operating expenses	34,005

Net Investment Loss	(1,957)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	54,635
Foreign currencies	3,223
Foreign currency exchange contracts	(3,545)

Net realized gain	54,313

Net change in unrealized appreciation (depreciation) of:
Investments	648,270
Foreign currencies	(121)
Foreign currency exchange contracts	(57)

Net change in unrealized appreciation (depreciation)	648,092

Net Realized and Unrealized Gain	702,405

Net Increase in Net Assets Resulting from Operations	$700,448

See accompanying notes, which are an integral part of the financial statements.

Statement of changes in net assets

Delaware Asia Select Fund

	Six months
	ended	12/21/15*
	5/31/17	to
	(Unaudited)	11/30/16

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,957)	$33,085
Net realized gain (loss)	54,313	(337,678)
Net change in unrealized appreciation (depreciation)	648,092	96,007

Net increase (decrease) in net assets resulting from operations	700,448	(208,586)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,632)	(4)
Class C	(1)	(4)
Institutional Class	(46,430)	(4,110)

	(48,063)	(4,118)

Capital Share Transactions:
Proceeds from shares sold:
Class A	32,305	217,587
Class C	5,003	5,334
Institutional Class	193	4,994,516

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	870	4
Class C	1	4
Institutional Class	39,468	3,493

	77,840	5,220,938

	Six months
	ended	12/21/15*
	5/31/17	to
	(Unaudited)	11/30/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Institutional Class	$—	$(2,575)

	—	(2,575)

Increase in net assets derived from capital share transactions	77,840	5,218,363

Net Increase in Net Assets	730,225	5,005,659

Net Assets:
Beginning of period	5,005,659	—

End of period	$5,735,884	$5,005,659

Undistributed (distributions in excess of) net investment income	$(25,858)	$24,162

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Asia Select Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	12/21/15[2]
	5/31/17[1]	to
	(Unaudited)	11/30/16

Net asset value, beginning of period	$8.11	$8.50

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.01)	0.04
Net realized and unrealized gain (loss)	1.12	(0.42)

Total from investment operations	1.11	(0.38)

Less dividends and distributions from:
Net investment income	(0.06)	(0.01)

Total dividends and distributions	(0.06)	(0.01)

Net asset value, end of period	$9.16	$8.11

Total return[4]	13.82%	(4.51% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$289	$224
Ratio of expenses to average net assets	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived	4.41%	6.91%
Ratio of net investment income (loss) to average net assets	(0.31% )	0.46%
Ratio of net investment loss to average net assets prior to fees waived	(3.17% )	(4.90% )
Portfolio turnover	62%	88%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

Financial highlights

Delaware Asia Select Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended		12/21/15[2]
	5/31/17[1]		to
	(Unaudited)		11/30/16
Net asset value, beginning of period	$8.06		$8.50

Income (loss) from investment operations:
Net investment loss[3]	(0.04)		(0.02)
Net realized and unrealized gain (loss)	1.12		(0.41)

Total from investment operations	1.08		(0.43)

Less dividends and distributions from:
Net investment income	—	[4]	(0.01)

Total dividends and distributions	—		(0.01)

Net asset value, end of period	$9.14		$8.06

Total return[5]	13.43%		(5.10% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11		$5
Ratio of expenses to average net assets	2.30%		2.21%
Ratio of expenses to average net assets prior to fees waived	5.16%		7.66%
Ratio of net investment loss to average net assets	(1.06%	)	(0.20% )
Ratio of net investment loss to average net assets prior to fees waived	(3.92%	)	(5.65% )
Portfolio turnover	62%		88%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	For the six months ended May 31, 2017, a net investment income distribution of $1 was made by the Fund’s C Class, which calculated to de minimis amount of $0.00 per share.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

Financial highlights

Delaware Asia Select Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended		12/21/15[2]
	5/31/17[1]		to
	(Unaudited)		11/30/16

Net asset value, beginning of period	$8.13		$8.50

Income from investment operations:
Net investment income[3]	—	[4]	0.06
Net realized and unrealized gain (loss)	1.12		(0.42)

Total from investment operations	1.12		(0.36)

Less dividends and distributions from:
Net investment income	(0.08)		(0.01)

Total dividends and distributions	(0.08)		(0.01)

Net asset value, end of period	$9.17		$8.13

Total return[5]	13.96%		(4.27% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,436		$4,777
Ratio of expenses to average net assets	1.30%		1.30%
Ratio of expenses to average net assets prior to fees waived	4.16%		6.66%
Ratio of net investment income (loss) to average net assets	(0.06%	)	0.71%
Ratio of net investment loss to average net assets prior to fees waived	(2.92%	)	(4.65% )
Portfolio turnover	62%		88%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount is less than $0.005 per share.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Notes to financial statements
Delaware Asia Select Fund	May 31, 2017 (Unaudited)

Delaware Group® Global and International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Asia Select Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware International Small Cap Fund (formerly, Delaware Focus Global Growth Fund), and Delaware International Value Equity Fund. These financial statements and the related notes pertain to Delaware Asia Select Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

Notes to financial statements

Delaware Asia Select Fund

1. Significant Accounting Policies (continued)

distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the Fund’s federal income tax returns through the six months ended May 31, 2017 and for the open tax year ended Nov. 30, 2016, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended May 31, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2017, and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2017, the Fund earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.95% on the first $500 million of the average daily net assets of the Fund, 0.90% on the next $500 million, 0.85% on the next $1.5 billion, and 0.80% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 1.30% of the Fund’s average daily net assets from Dec. 1, 2016 through May 31, 2017.* For purposes of this waiver and reimbursement,

Notes to financial statements

Delaware Asia Select Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all Funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended May 31, 2017, the Fund was charged $120 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2017, the Fund was charged $517 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fees of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2017, the Fund was charged $2,157 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended May 31, 2017 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2017, the Fund engaged in securities sales of $237,538 which resulted in net realized gain of $6.

*The aggregate contractual waiver period covering this report is from Dec. 1, 2015 through March 28, 2018.

3. Investments

For the six months ended May 31, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$3,492,010
Sales	3,116,339

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$5,113,168

Aggregate unrealized appreciation of investments	$834,214
Aggregate unrealized depreciation of investments	(90,006)

Net unrealized appreciation of investments	$744,208

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

The Fund has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term
$331,986	$ —

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

Notes to financial statements

Delaware Asia Select Fund

3. Investments (continued)

circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 1	Level 2	Total

Assets:
Common Stock	$5,347,849	$—	$5,347,849
Exchange-Traded Funds	429,527	—	429,527
Short-Term Investments	—	80,000	80,000

Total Value of Securities	$5,777,376	$80,000	$5,857,376

Derivatives:

Foreign Currency Exchange Contracts	$—	$(57)	$(57)

During the six months ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended May 31, 2017, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/17		12/21/15* to 11/30/16
Shares sold:
Class A	3,898		27,558
Class C	586		630
Institutional Class	22		587,616

Shares issued upon reinvestment of dividends and distributions:
Class A	114		—	**
Class C	—	**	—	**
Institutional Class	5,179		414
	9,799		616,218

Shares redeemed:
Institutional Class	—		(314)
	—		(314)
Net increase	9,799		615,904

*Date of commencement of operations.

**Amount is less than 0.50 share.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the

Notes to financial statements

Delaware Asia Select Fund

5. Line of Credit (continued)

agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 6, 2017.

The Fund had no amounts outstanding as of May 31, 2017, or at any time during the six months then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2017, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended May 31, 2017, the Fund experienced net realized losses attributable to foreign currency holdings, which are reflected on the “Statement of operations” under “Net realized gain (loss) on foreign currency exchange contracts.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2017.

	Long Derivatives	Short Derivatives
	Volume	Volume
Foreign currency exchange contracts (average cost)	USD 10,379	USD	9,565

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$11	$(68)	$(57)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNY Mellon	$(57)	$—	$—	$—	$—	$(57)

Notes to financial statements

Delaware Asia Select Fund

7. Offsetting (continued)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(b)	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$16,919	$(16,919)	$—	$(16,919)	$—
Bank of Montreal	28,197	(28,197)	—	(28,197)	—
BNP Paribas	34,884	(34,884)	—	(34,884)	—
Total	$80,000	$(80,000)	$—	$(80,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(b)The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2017.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2017, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

Notes to financial statements

Delaware Asia Select Fund

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Former Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Asia Select Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Global / international equity mutual funds

Delaware Emerging Markets Fund

Delaware Global Value Fund

Delaware International Value Equity Fund

May 31, 2017

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds by Macquarie is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds by Macquarie or obtain a prospectus for Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from December 1, 2016 to May 31, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2016 to May 31, 2017.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2016 to May 31, 2017 (Unaudited)

Delaware Emerging Markets Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Annualized Expense Ratio	Expenses Paid During Period 12/1/16 to 5/31/17*
Actual Fund return†
Class A	$1,000.00	$1,218.00	1.68%	$9.29
Class C	1,000.00	1,213.40	2.43%	13.41
Class R	1,000.00	1,215.80	1.93%	10.66
Institutional Class	1,000.00	1,219.20	1.43%	7.91
Class R6	1,000.00	1,220.20	1.30%	7.20
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.55	1.68%	$8.45
Class C	1,000.00	1,012.81	2.43%	12.19
Class R	1,000.00	1,015.31	1.93%	9.70
Institutional Class	1,000.00	1,017.80	1.43%	7.19
Class R6	1,000.00	1,018.45	1.30%	6.54
Delaware Global Value Fund Expense analysis of an investment of $1,000
	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Annualized Expense Ratio	Expenses Paid During Period 12/1/16 to 5/31/17*
Actual Fund return†
Class A	$1,000.00	$1,096.10	1.55%	$8.10
Class C	1,000.00	1,091.60	2.30%	11.99
Institutional Class	1,000.00	1,097.30	1.30%	6.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.20	1.55%	$7.80
Class C	1,000.00	1,013.46	2.30%	11.55
Institutional Class	1,000.00	1,018.45	1.30%	6.54

2

Delaware International Value Equity Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Annualized Expense Ratio	Expenses Paid During Period 12/1/16 to 5/31/17*
Actual Fund return†
Class A	$1,000.00	$1,161.10	1.35%	$7.27
Class C	1,000.00	1,157.60	2.10%	11.30
Class R	1,000.00	1,159.90	1.60%	8.62
Institutional Class	1,000.00	1,163.20	1.10%	5.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.20	1.35%	$6.79
Class C	1,000.00	1,014.46	2.10%	10.55
Class R	1,000.00	1,016.95	1.60%	8.05
Institutional Class	1,000.00	1,019.45	1.10%	5.54

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / country and sector allocations
Delaware Emerging Markets Fund	As of May 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	96.37%
Argentina	2.99%
Bahrain	0.04%
Brazil	10.14%
Canada	1.10%
Chile	0.76%
China/Hong Kong	28.49%
Cyprus	0.26%
France	0.05%
India	8.33%
Indonesia	1.08%
Japan	0.69%
Malaysia	0.15%
Mexico	7.76%
Netherlands	0.37%
Peru	1.02%
Republic of Korea	18.22%
Russia	7.18%
South Africa	0.27%
Taiwan	4.60%
Turkey	2.06%
United Kingdom	0.06%
United States	0.75%
Preferred Stock	3.31%
Exchange-Traded Funds	0.68%
Participation Notes	0.00%
Total Value of Securities	100.36%
Liabilities Net of Receivables and Other Assets	(0.36%)
Total Net Assets	100.00%

4

Common stock, participation notes, and preferred stock by sector²	Percentage of net assets
Consumer Discretionary	9.97%
Consumer Staples	11.58%
Energy	12.69%
Financials	13.38%
Healthcare	0.57%
Industrials	0.99%
Information Technology*	32.78%
Materials	4.66%
Real Estate	2.01%
Telecommunication Services	10.45%
Utilities	0.60%
Total	99.68%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, electronics, Internet, semiconductors, and software. As of May 31, 2017, such amounts, as a percentage of total net assets, were 1.12%, 19.76%, 10.59%, and 1.31%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

5

Security type / country and sector allocations

Delaware Global Value Fund	As of May 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	98.03%
Canada	3.57%
France	9.28%
Germany	1.57%
Hong Kong	1.42%
Indonesia	1.69%
Israel	1.20%
Italy	2.88%
Japan	12.57%
Netherlands	3.72%
Republic of Korea	2.35%
Russia	0.84%
Sweden	1.95%
Switzerland	1.56%
United Kingdom	10.60%
United States	42.83%
Short-Term Investments	1.81%
Securities Lending Collateral	1.23%
Total Value of Securities	101.07%
Obligation to Return Securities Lending Collateral	(1.23%)
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%

6

Common stock by sector	Percentage of net assets
Consumer Discretionary	14.33%
Consumer Staples	4.31%
Energy	4.76%
Financials	23.51%
Healthcare	11.82%
Industrials	17.29%
Information Technology	14.09%
Materials	1.56%
Telecommunication Services	6.36%
Total	98.03%

7

Security type / country and sector allocations

Delaware International Value Equity Fund	As of May 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	97.00%
Australia	1.16%
Canada	4.31%
China/Hong Kong	5.96%
Denmark	2.14%
France	19.02%
Germany	4.66%
Indonesia	1.88%
Israel	1.54%
Italy	2.77%
Japan	23.19%
Netherlands	5.05%
Republic of Korea	3.30%
Russia	0.96%
Sweden	5.26%
Switzerland	4.07%
United Kingdom	11.73%
Short-Term Investments	2.02%
Securities Lending Collateral	2.81%
Total Value of Securities	101.83%
Obligation to Return Securities Lending Collateral	(2.81%)
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

8

Common stock by sector	Percentage of net assets
Consumer Discretionary	17.59%
Consumer Staples	8.66%
Energy	4.90%
Financials	18.07%
Healthcare	9.63%
Industrials	21.68%
Information Technology	7.24%
Materials	2.50%
Telecommunication Services	6.16%
Utilities	0.57%
Total	97.00%

9

Schedules of investments

Delaware Emerging Markets Fund	May 31, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 96.37%Δ

Argentina – 2.99%
Arcos Dorados Holdings Class A †	3,900,000	$33,540,000
Cresud ADR †	1,480,000	29,955,200
Grupo Clarin Class B GDR 144A #	353,200	10,637,854
IRSA Inversiones y Representaciones ADR †	1,083,300	26,540,850

		100,673,904

Bahrain – 0.04%
Aluminum Bahrain GDR 144A #	221,400	1,238,799

		1,238,799

Brazil – 10.14%
Aes Tiete Energia	508,806	2,141,547
B2W Cia Digital †	12,769,253	50,312,266
Banco Bradesco ADR	2,215,000	18,783,200
Banco Santander Brasil ADR	1,950,000	15,093,000
BRF ADR	2,100,000	28,056,000
Centrais Eletricas Brasileiras †	2,140,204	9,001,430
Cia Brasileira de Distribuicao ADR †	1,161,295	24,514,937
Gerdau	2,764,900	8,057,296
Gol Linhas Aereas Inteligentes ADR †	960,000	11,568,000
Hypermarcas	2,100,000	19,144,301
Itau Unibanco Holding ADR	5,120,000	55,859,200
JBS	3,000,000	7,444,491
Rumo †	1,439,651	3,777,140
Telefonica Brasil ADR	2,699,863	38,635,039
TIM Participacoes ADR	2,600,000	39,598,000
Vale ADR	1,131,557	9,471,132

		341,456,979

Canada – 1.10%
Gran Tierra Energy †	134,900	314,317
Potash Corp. of Saskatchewan	2,220,000	36,674,400

		36,988,717

Chile – 0.76%
Cia Cervecerias Unidas ADR	365,790	9,638,567
Latam Airlines Group ADR	236,800	2,628,480
Sociedad Quimica y Minera de Chile ADR	370,000	13,331,100
Vina Concha y Toro	39,250	61,281

		25,659,428

China/Hong Kong – 28.49%
58.com ADR †	90,000	3,870,000
Alibaba Group Holding ADR †	820,000	100,417,200
Baidu ADR †	435,000	80,953,500
Bitauto Holdings ADR †	212,400	5,594,616
China Mengniu Dairy	8,120,000	16,422,249

10

	Number of shares	Value (US $)

Common StockΔ (continued)

China/Hong Kong (continued)
China Mobile ADR	453,500	$24,992,385
China Petroleum & Chemical	30,000,000	24,600,420
China Telecom	15,000,000	7,449,423
China Telecom ADR	8,523	422,826
CITIC Securities	3,000,000	6,290,624
Ctrip.com International ADR †	780,000	42,627,000
Guangshen Railway	11,000,000	6,013,436
Haitong Securities	4,000,000	6,703,839
Huatai Securities 144A #	2,000,000	3,937,094
Industrial & Commercial Bank of China	34,933,000	23,355,760
JD.com ADR †	1,000,000	40,030,000
Kunlun Energy	12,000,000	10,748,728
Ping An Insurance Group of China	9,000,000	57,689,716
SINA †	1,743,378	170,798,743
Sinofert Holdings	28,000,000	3,521,312
Sohu.com †	1,904,173	85,478,326
Tencent Holdings	2,800,000	96,153,377
Tianjin Development Holdings	15,885,550	8,949,261
Tingyi Cayman Islands Holding	23,000,000	28,098,633
Tsingtao Brewery	3,574,000	16,281,833
Uni-President China Holdings	30,000,000	22,406,016
Vipshop Holdings ADR †	1,590,500	19,674,485
Weibo ADR †	620,000	45,588,600
ZTO Express Cayman ADR †	14,527	207,591

		959,276,993

Cyprus – 0.26%
QIWI ADR	385,284	8,903,913

		8,903,913

France – 0.05%
Vallourec †	258,011	1,627,143

		1,627,143

India – 8.33%
ICICI Bank	7,000,000	35,417,700
Indiabulls Real Estate GDR †	102,021	265,867
RattanIndia Infrastructure GDR =†	300,961	17,259
Reliance Communications †	10,114,849	3,119,738
Reliance Industries †	7,100,000	147,535,183
Reliance Industries GDR 144A #†	1,698,697	70,071,251
Tata Chemicals	1,866,909	18,180,082
United Breweries	484,517	6,015,535

		280,622,615

11

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (US $)

Common StockΔ (continued)

Indonesia – 1.08%
Astra International	55,302,100	$36,328,331

		36,328,331

Japan – 0.69%
LINE ADR †	644,388	23,139,973

		23,139,973

Malaysia – 0.15%
UEM Sunrise	17,000,000	5,004,673

		5,004,673

Mexico – 7.76%
America Movil ADR	1,700,000	27,421,000
Cemex ADR †	1,300,000	10,751,000
Coca-Cola Femsa ADR	1,393,700	112,039,543
Fomento Economico Mexicano ADR	154,722	14,596,473
Grupo Financiero Banorte	2,000,000	11,523,115
Grupo Financiero Santander Mexico Class B ADR	4,100,000	37,474,000
Grupo Lala	3,900,027	6,609,506
Grupo Televisa ADR	1,200,000	29,136,000
Kimberly-Clark de Mexico Class A	5,880,600	11,624,955

		261,175,592

Netherlands – 0.37%
VEON ADR	3,184,730	12,356,752

		12,356,752

Peru – 1.02%
Cia de Minas Buenaventura ADR	2,765,760	34,406,054

		34,406,054

Republic of Korea – 18.22%
Hyundai Motor	110,000	16,014,648
KB Financial Group ADR	245,928	11,671,743
Kia Motors	380,000	13,253,841
LG Electronics	580,000	42,738,478
LG Uplus	2,497,000	36,130,225
Lotte Chilsung Beverage	16,000	25,809,218
Lotte Confectionery	171,287	33,657,681
NAVER	5,250	3,962,353
NCSoft	38,011	12,850,271
Netmarble Games 144A #†	31,528	4,280,329
Samsung Electronics	58,000	115,782,422
Samsung Fire & Marine Insurance	100,000	26,125,402
Samsung Life Insurance	263,000	28,658,449
Shinhan Financial Group Co.	667,253	29,470,937
SK Hynix	1,700,000	86,548,767

12

	Number of shares	Value (US $)

Common StockΔ (continued)

Republic of Korea (continued)
SK Telecom	131,348	$29,739,834
SK Telecom ADR	3,860,000	96,963,200

		613,657,798

Russia – 7.18%
Enel Russia GDR †	21,161	19,405
Etalon Group GDR 144A #=	1,616,300	5,947,984
Gazprom ADR	13,000,000	54,125,500
Mail.Ru Group GDR †	741,151	19,788,732
MegaFon GDR	450,000	4,837,500
Mobile TeleSystems ADR	1,200,000	10,572,000
Rosneft Oil GDR	10,000,000	52,300,000
Sberbank of Russia =	12,000,000	32,989,422
Sberbank of Russia ADR	800,000	8,920,000
Surgutneftegas ADR	2,014,441	10,475,093
T Plus =†	36,096	0
X5 Retail Group GDR †	526,952	19,075,662
Yandex Class A †	859,600	22,762,208

		241,813,506

South Africa – 0.27%
Sun International	290,543	1,439,977
Tongaat Hulett	838,307	7,580,878

		9,020,855

Taiwan – 4.60%
Hon Hai Precision Industry	11,000,000	37,667,476
MediaTek	6,500,000	49,702,450
Taiwan Semiconductor Manufacturing	10,000,000	67,488,946

		154,858,872

Turkey – 2.06%
Akbank	15,000,000	40,519,856
Turk Telekomunikasyon †	951,192	1,739,048
Turkcell Iletisim Hizmetleri ADR †	2,059,101	17,749,451
Turkiye Sise ve Cam Fabrikalari	6,971,317	9,307,209

		69,315,564

United Kingdom – 0.06%
Griffin Mining †	3,056,187	2,126,382

		2,126,382

United States – 0.75%
Yahoo †	500,000	25,160,000

		25,160,000

Total Common Stock (cost $3,027,430,038)		3,244,812,843

13

Schedules of investments

Delaware Emerging Markets Fund

	Number of shares	Value (US $)

Preferred Stock – 3.31%Δ

Brazil – 1.52%
Braskem Class A 3.69%	1,470,000	$15,086,358
Petroleo Brasileiro Class A ADR †	4,000,000	31,960,000
Usinas Siderurgicas de Minas Gerais SA †	3,235,733	3,969,734

		51,016,092

Republic of Korea – 1.10%
Samsung Electronics 1.56%	23,662	36,963,950

		36,963,950

Russia – 0.69%
AK Transneft =†	8,358	23,385,307

		23,385,307

Total Preferred Stock (cost $65,729,756)		111,365,349

Exchange-Traded Funds – 0.68%

iShares MSCI Brazil Capped ETF	300,000	10,551,000
iShares MSCI Turkey ETF	300,500	12,380,600

Total Exchange-Traded Funds (cost $23,541,971)		22,931,600

Participation Notes – 0.00%

Lehman Indian Oil
CW 12 LEPO 144A #=†	172,132	0
Lehman Oil & Natural Gas
CW 12 LEPO 144A #=†	254,590	0

Total Participation Notes (cost $8,559,057)		0

Total Value of Securities – 100.36% (cost $3,125,260,822)		$3,379,109,792

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $96,113,311, which represents 2.85% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2017, the aggregate value of fair valued securities was $62,339,972, which represents 1.85% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 5 in “Security type / country and sector allocations.”

†	Non-income producing security.

14

The following foreign currency exchange contracts were outstanding at May 31, 2017:1

Foreign Currency Exchange Contracts

	Contracts to					Unrealized Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	IDR	(2,147,483,648)	USD	(378,418)	6/2/17	$(35)
BNYM	IDR	826,974,617	USD	(62,134)	6/5/17	(8)

						$(43)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

IDR – Indonesian Rupiah

LEPO – Low Exercise Price Option

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

15

Schedules of investments
Delaware Global Value Fund	May 31, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.03%Δ

Canada – 3.57%
CGI Group Class A †	7,348	$364,286
Suncor Energy	10,510	328,950

		693,236

France – 9.28%
AXA	13,157	350,875
Sanofi	5,047	499,884
TOTAL	5,872	311,808
Valeo	4,048	281,797
Vinci	4,062	354,686

		1,799,050

Germany – 1.57%
Bayerische Motoren Werke	3,257	304,737

		304,737

Hong Kong – 1.42%
Yue Yuen Industrial Holdings	69,000	274,936

		274,936

Indonesia – 1.69%
Bank Rakyat Indonesia Persero	301,481	327,623

		327,623

Israel – 1.20%
Teva Pharmaceutical Industries ADR *	8,330	232,074

		232,074

Italy – 2.88%
Leonardo	7,535	132,722
UniCredit †	24,377	426,367

		559,089

Japan – 12.57%
East Japan Railway	3,570	342,172
ITOCHU	20,578	292,273
Japan Tobacco	12,295	461,937
MINEBEA MITSUMI	17,920	292,383
Mitsubishi UFJ Financial Group	27,224	169,833
Nippon Telegraph & Telephone	7,076	339,137
Sumitomo Rubber Industries	20,230	344,869
Toyota Motor	3,620	193,895

		2,436,499

Netherlands – 3.72%
ING Groep CVA	28,167	471,140
Koninklijke Philips	7,083	250,317

		721,457

16

	Number of shares	Value (US $)

Common StockΔ (continued)

Republic of Korea – 2.35%
Samsung Electronics	228	$455,145

		455,145

Russia – 0.84%
Mobile TeleSystems ADR	18,445	162,500

		162,500

Sweden – 1.95%
Tele2 Class B	36,746	378,182

		378,182

Switzerland – 1.56%
Novartis	3,706	303,429

		303,429

United Kingdom – 10.60%
Imperial Brands	8,006	374,343
Meggitt	51,338	332,055
Playtech	30,042	383,012
Rio Tinto	7,562	302,285
Shire	5,536	318,946
Standard Chartered †	36,555	344,720

		2,055,361

United States – 42.83%
American Airlines Group *	7,005	339,112
Apple	4,455	680,546
AT&T	9,195	354,283
Caterpillar	4,265	449,659
Cintas	2,280	287,006
Delphi Automotive	4,165	366,395
Goldman Sachs Group	2,175	459,491
Halliburton	6,225	281,308
International Business Machines	1,585	241,918
Johnson & Johnson	2,670	342,427
JPMorgan Chase & Co.	6,640	545,476
Lowe’s	3,175	250,095
Mylan †	6,055	236,024
Nasdaq	8,130	549,995
Omnicom Group	3,770	315,624
Oracle	13,385	607,545
Pfizer	11,010	359,477
Target	5,455	300,843
Travelers	3,770	470,685
Viacom Class B	4,165	144,900
Wells Fargo & Co.	8,625	441,083

17

Schedules of investments

Delaware Global Value Fund

	Number of shares	Value (US $)

Common StockΔ (continued)

United States (continued)
WESCO International †	4,560	$278,844

		8,302,736

Total Common Stock (cost $16,025,977)		19,006,054

	Principal amount°

Short-Term Investments – 1.81%

Repurchase Agreements – 1.81%
Bank of America Merrill Lynch 0.75%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $74,020 (collateralized by US government obligations 0.00%–1.00% 8/3/17–9/15/17; market value $75,498)	74,018	74,018
Bank of Montreal 0.70%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $123,366 (collateralized by US government obligations 0.75%–3.625% 6/30/17–2/15/45; market value $125,831)	123,364	123,364
BNP Paribas 0.78%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $152,622 (collateralized by US government obligations 0.00%–2.125% 7/27/17–11/15/45; market value $155,671)	152,618	152,618

Total Short-Term Investments (cost $350,000)		350,000

Total Value of Securities Before Securities Lending Collateral – 99.84% (cost $16,375,977)		19,356,054

Security Lending Collateral – 1.23%**

Repurchase Agreements – 1.23%
Bank of Montreal 0.79%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $55,311 (collateralized by US government obligations 1.375%–3.625% 8/31/18–5/15/22; market value $56,416)	55,310	55,310
Bank of Nova Scotia 0.79%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $55,311 (collateralized by US government obligations 0.125%–1.375% 10/31/17–4/15/21; market value $56,417)	55,310	55,310
Credit Agricole 0.79%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $16,397 (collateralized by US government obligations 1.875% 1/31/22; market value $16,725)	16,397	16,397

18

	Principal amount°	Value (US $)

Security Lending Collateral** (continued)

Repurchase Agreements (continued)
JPMorgan Securities 0.82%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $55,311 (collateralized by US government obligations 0.125%–2.125% 1/15/18–1/15/21; market value $56,418)	55,310	$55,310
Merrill Lynch, Pierce, Fenner & Smith 0.76%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $55,311 (collateralized by US government obligations 1.50% 5/31/19; market value $56,416)	55,310	55,310

Total Securities Lending Collateral (cost $237,637)		237,637

Total Value of Securities – 101.07% (cost $16,613,614)		$19,593,691∎

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.

∎	Includes $571,186 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $350,242.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 7 in “Security type / country and sector allocations.”

†	Non-income producing security.

19

Schedules of investments

Delaware Global Value Fund

The following foreign currency exchange contract was outstanding at May 31, 2017:1

Foreign Currency Exchange Contract

	Contract to					Unrealized Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	EUR	(4,301)	USD	4,832	6/1/17	$1

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

CVA – Dutch Certificate

EUR – Euro Currency

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

20

Schedules of investments
Delaware International Value Equity Fund	May 31, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.00%Δ

Australia – 1.16%
Coca-Cola Amatil	502,377	$3,486,540

		3,486,540

Canada – 4.31%
Alamos Gold	253,195	1,703,774
CGI Group Class A †	112,973	5,600,771
Suncor Energy	151,600	4,744,900
Yamana Gold	335,972	870,490

		12,919,935

China/Hong Kong – 5.96%
CNOOC	3,352,000	3,828,374
Techtronic Industries	1,265,000	5,982,028
Yue Yuen Industrial Holdings	2,023,000	8,060,795

		17,871,197

Denmark – 2.14%
Carlsberg Class B	58,895	6,412,990

		6,412,990

France – 19.02%
AXA	297,356	7,929,988
Kering	20,767	6,867,943
Publicis Groupe	36,419	2,788,104
Rexel	167,169	2,944,536
Sanofi	107,354	10,632,959
Teleperformance	44,789	5,859,033
TOTAL*	114,979	6,105,472
Valeo	58,160	4,048,750
Vinci	112,609	9,832,792

		57,009,577

Germany – 4.66%
Bayerische Motoren Werke	65,300	6,109,717
Deutsche Post	214,744	7,843,680

		13,953,397

Indonesia – 1.88%
Bank Rakyat Indonesia Persero	5,196,400	5,646,989

		5,646,989

Israel – 1.54%
Teva Pharmaceutical Industries ADR *	165,300	4,605,258

		4,605,258

Italy – 2.77%
Leonardo	109,991	1,937,396
UniCredit †	364,117	6,368,610

		8,306,006

21

Schedules of investments

Delaware International Value Equity Fund

	Number of shares	Value (US $)

Common StockΔ (continued)

Japan – 23.19%
East Japan Railway	84,044	$8,055,323
ITOCHU	648,260	9,207,341
Japan Tobacco	187,000	7,025,797
MINEBEA MITSUMI	396,800	6,474,200
Mitsubishi UFJ Financial Group	1,599,057	9,975,517
Nippon Telegraph & Telephone	206,156	9,880,596
Nitori Holdings	35,894	5,247,168
Sumitomo Rubber Industries	317,200	5,407,437
Toyota Motor	153,500	8,221,779

		69,495,158

Netherlands – 5.05%
ING Groep CVA	447,473	7,484,738
Koninklijke Philips	216,825	7,662,724

		15,147,462

Republic of Korea – 3.30%
Samsung Electronics	4,957	9,895,405

		9,895,405

Russia – 0.96%
Mobile TeleSystems ADR	325,800	2,870,298

		2,870,298

Sweden – 5.26%
Nordea Bank	783,710	10,063,055
Tele2 Class B	555,338	5,715,418

		15,778,473

Switzerland – 4.07%
Aryzta *†	109,405	3,454,241
Novartis	106,933	8,755,136

		12,209,377

United Kingdom – 11.73%
Imperial Brands	119,585	5,591,537
Meggitt	797,047	5,155,315
National Grid	121,245	1,701,996
Playtech *	487,056	6,209,581
Rio Tinto	122,855	4,911,026
Shire	84,821	4,886,796
Standard Chartered †	709,471	6,690,429

		35,146,680

Total Common Stock (cost $258,921,886)		290,754,742

22

	Principal amount°	Value (US $)

Short-Term Investments – 2.02%

Repurchase Agreements – 2.02%
Bank of America Merrill Lynch 0.75%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $1,278,425 (collateralized by US government obligations 0.00%–1.00% 8/3/17–9/15/17; market value $1,303,966)	1,278,398	$1,278,398
Bank of Montreal 0.70%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $2,130,705 (collateralized by US government obligations 0.75%–3.625% 6/30/17–2/15/45; market value $2,173,277)	2,130,664	2,130,664
BNP Paribas 0.78%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $2,635,995 (collateralized by US government obligations 0.00%–2.125% 7/27/17–11/15/45; market value $2,688,657)	2,635,938	2,635,938

Total Short-Term Investments (cost $6,045,000)		6,045,000

Total Value of Securities Before Securities Lending Collateral – 99.02% (cost $264,966,886)		296,799,742

Security Lending Collateral – 2.81%**

Certificates of Deposit – 0.76%≠
Australia & New Zealand Banking Group (London) 0.93% 6/1/17	378,000	378,000
Branch Banking & Trust (Cayman) 0.78% 6/1/17	378,000	378,000
Canadian Imperial Bank of Commerce (Cayman) 0.82% 6/1/17	378,000	378,000
National Australia Bank (Cayman) 0.82% 6/1/17	378,000	378,000
National Bank of Canada (Montreal) 0.82% 6/1/17	378,000	378,000
Royal Bank of Canada (Toronto) 0.80% 6/1/17	378,000	378,000

		2,268,000

Repurchase Agreements – 2.05%
Bank of Montreal 0.79%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $1,955,917 (collateralized by US government obligations 1.375%–3.625% 8/31/18–5/15/22; market value $1,994,999)	1,955,874	1,955,874
Bank of Nova Scotia 0.79%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $1,955,917 (collateralized by US government obligations 0.125%–1.375% 10/31/17–4/15/21; market value $1,995,036)	1,955,874	1,955,874

23

Schedules of investments

Delaware International Value Equity Fund

	Principal amount°	Value (US $)

Security Lending Collateral** (continued)

Repurchase Agreements (continued)
JPMorgan Securities 0.82%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $1,955,919 (collateralized by US government obligations 0.125%–2.125% 1/15/18–1/15/21; market value $1,995,067)	1,955,874	$1,955,874
Merrill Lynch, Pierce, Fenner & Smith 0.76%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $267,618 (collateralized by US government obligations 1.50% 5/31/19; market value $272,965)	267,612	267,612

		6,135,234

Total Securities Lending Collateral (cost $8,403,234)		8,403,234

Total Value of Securities – 101.83% (cost $273,370,120)		$305,202,976∎

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.

≠	The rate shown is the effective yield at the time of purchase.

∎	Includes $8,068,160 of securities loaned.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 9 in “Security type / country and sector allocations.”

†	Non-income producing security.

24

The following foreign currency exchange contract was outstanding at May 31, 2017:1

Foreign Currency Exchange Contract

	Contracts to					Unrealized Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	EUR	(61,795)	USD	69,432	6/1/17	$11

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

CVA – Dutch Certificate

EUR – Euro

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

25

Statements of assets and liabilities

May 31, 2017 (Unaudited)

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Assets:
Investments, at value1, [2]	$3,379,109,792	$19,006,054	$290,754,742
Short-term investments, at value[3]	—	350,000	6,045,000
Short-term investments held as collateral for loaned securities, at value[4]	—	237,637	8,403,234
Foreign currencies, at value[5]	1,612,777	18,201	446,127
Cash	—	684	—
Receivable for fund shares sold	22,923,937	172	1,396,232
Dividends and interest receivable	3,917,169	56,753	1,208,695
Receivable for securities sold	425,661	—	—
Foreign tax reclaims receivable	107,929	13,639	771,280
Securities lending income receivable	—	130	1,493
Unrealized appreciation on foreign currency exchange contracts	—	1	11

Total assets	3,408,097,265	19,683,271	309,026,814

Liabilities:
Cash overdraft	17,105,672	—	81,367
Payable for securities purchased	9,364,338	—	—
Obligation to return securities lending collateral	—	237,409	8,400,113
Payable for fund shares redeemed	2,937,867	654	352,731
Distribution fees payable to affiliates	260,068	6,483	32,364
Dividend disbursing and transfer agent fees and expenses payable to affiliates	55,197	329	4,964
Legal fees payable to affiliates	5,686	38	518
Investment management fees payable to affiliates	3,221,617	8,905	212,084
Trustees’ fees and expenses payable	17,719	110	1,614
Other accrued expenses	1,899,295	23,128	189,142
Accounting and administration expenses payable to affiliates	12,850	77	1,156
Audit and tax fees payable	18,732	18,732	18,732
Reports and statements to shareholders payable to affiliates	2,244	13	200
Unrealized depreciation on foreign currency exchange contracts	43	—	—
Deferred capital gains tax	6,157,680	—	—
Other liabilities	—	234	3,309

Total liabilities	41,059,008	296,112	9,298,294

Total Net Assets	$3,367,038,257	$19,387,159	$299,728,520

26

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Net Assets Consist of:
Paid-in capital	$3,226,702,266	$29,094,442	$393,524,597
Undistributed (distributions in excess of) net investment income	(34,687,097)	115,273	3,210,973
Accumulated net realized loss on investments	(72,672,488)	(12,802,972)	(128,838,549)
Net unrealized appreciation of investments	247,691,290	2,980,077	31,832,856
Net unrealized appreciation (depreciation) of foreign currencies	4,329	338	(1,368)
Net unrealized appreciation (depreciation) of foreign currency exchange contracts	(43)	1	11

Total Net Assets	$3,367,038,257	$19,387,159	$299,728,520

Net Asset Value
Class A:
Net assets	$562,382,307	$12,964,847	$67,519,942
Shares of beneficial interest outstanding, unlimited authorization, no par	31,921,529	1,049,777	4,587,545
Net asset value per share	$17.62	$12.35	$14.72
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$18.69	$13.10	$15.62

Class C:
Net assets	$145,706,702	$4,252,490	$20,107,100
Shares of beneficial interest outstanding, unlimited authorization, no par	8,864,253	351,398	1,388,115
Net asset value per share	$16.44	$12.10	$14.49

Class R:
Net assets	$50,948,776	$—	$2,519,918
Shares of beneficial interest outstanding, unlimited authorization, no par	2,872,157	—	171,759
Net asset value per share	$17.74	$—	$14.67

27

Statements of assets and liabilities

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Institutional Class:
Net assets	$2,578,516,987	$2,169,822	$209,581,560
Shares of beneficial interest outstanding, unlimited authorization, no par	145,379,077	175,108	14,184,857
Net asset value per share	$17.74	$12.39	$14.78

Class R6:
Net assets	$29,483,485	$—	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	1,662,233	—	—
Net asset value per share	$17.74	$—	$—

[1]Investments, at cost	$3,125,260,822	$16,025,977	$258,921,886
[2]Including securities on loan	—	571,186	8,068,160
[3]Short-term investments, at cost	—	350,000	6,045,000
[4]Short-term investments held as collateral for loaned securities, at cost	—	237,637	8,403,234
[5]Foreign currencies, at cost	1,611,281	18,117	446,439

See accompanying notes, which are an integral part of the financial statements.

28

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Statements of operations

Delaware International Funds	Six months ended May 31, 2017 (Unaudited)

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund

Investment Income:
Dividends	$18,315,235	$304,413	$5,520,546
Interest	18,057	391	17,911
Securities lending income	—	1,125	17,545
Foreign tax withheld	(2,323,525)	(23,367)	(609,775)

	16,009,767	282,562	4,946,227

Expenses:
Management fees	15,472,612	80,256	1,123,642
Distribution expenses – Class A	624,628	15,775	73,956
Distribution expenses – Class C	647,569	21,649	103,917
Distribution expenses – Class R	106,454	—	5,143
Dividend disbursing and transfer agent fees and expenses	2,136,031	15,283	159,123
Custodian fees	419,122	4,245	30,390
Accounting and administration expenses	405,972	2,910	40,690
Registration fees	190,323	22,814	31,415
Reports and statements to shareholders	178,502	5,019	24,517
Legal fees	90,334	647	7,242
Trustees’ fees and expenses	66,956	470	6,444
Audit and tax	22,287	19,228	19,241
Other	37,162	5,848	10,277

	20,397,952	194,144	1,635,997
Less expenses waived	(96,636)	(33,956)	—
Less expense paid indirectly	(1,134)	(52)	(294)

Total operating expenses	20,300,182	160,136	1,635,703

Net Investment Income (Loss)	(4,290,415)	122,426	3,310,524

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$8,084,393	$(228,131)	$(631,486)
Foreign currencies	212,975	555	12,408
Foreign currency exchange contracts	(507,383)	15,645	112,579

Net realized gain (loss)	7,789,985	(211,931)	(506,499)

Net change in unrealized appreciation (depreciation) of:
Investments[1]	512,022,362	1,796,131	37,194,508
Foreign currencies	23,592	2,360	88,562
Foreign currency exchange contracts	(134)	1	11

Net change in unrealized appreciation (depreciation)	512,045,820	1,798,492	37,283,081

Net Realized and Unrealized Gain	519,835,805	1,586,561	36,776,582

Net Increase in Net Assets Resulting from Operations	$515,545,390	$1,708,987	$40,087,106

1Includes $4,973,974 increase in capital gains tax accrued for Delaware Emerging Markets Fund.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Emerging Markets Fund

	Six months ended 5/31/17 (Unaudited)	Year ended 11/30/16
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(4,290,415)	$7,498,568
Net realized gain (loss)	7,789,985	(9,253,533)
Net change in unrealized appreciation (depreciation)	512,045,820	181,929,440

Net increase in net assets resulting from operations	515,545,390	180,174,475

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,211,397)	(84,127)
Class C	(95,955)	—
Class R	(170,900)	—
Institutional Class	(13,058,434)	(3,161,089)
Class R6	(13,492)	—

	(16,550,178)	(3,245,216)

Capital Share Transactions:
Proceeds from shares sold:
Class A	111,600,655	320,861,555
Class C	23,894,776	11,210,598
Class R	14,148,788	15,921,415
Institutional Class	1,166,477,410	559,676,114
Class R6	28,364,376	313,729

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,152,907	81,518
Class C	91,725	—
Class R	170,579	—
Institutional Class	9,447,872	2,509,155
Class R6	13,492	—

	1,357,362,580	910,574,084

	Six months ended 5/31/17 (Unaudited)	Year ended 11/30/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(108,603,895)	$(159,186,373)
Class C	(23,512,925)	(36,467,120)
Class R	(8,144,707)	(7,742,810)
Institutional Class	(311,359,689)	(603,723,575)
Class R6	(2,348,267)	(25,146)

	(453,969,483)	(807,145,024)

Increase in net assets derived from capital share transactions	903,393,097	103,429,060

Net Increase in Net Assets	1,402,388,309	280,358,319

Net Assets:
Beginning of period	1,964,649,948	1,684,291,629

End of period	$3,367,038,257	$1,964,649,948

Distributions in excess of net investment income	$(34,687,097)	$(13,846,504)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Global Value Fund

	Six months ended 5/31/17 (Unaudited)	Year ended 11/30/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$122,426	$165,063
Net realized gain (loss)	(211,931)	649,961
Net change in unrealized appreciation (depreciation)	1,798,492	(310,116)

Net increase in net assets resulting from operations	1,708,987	504,908

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(214,985)	(104,081)
Class C	(45,327)	—
Institutional Class	(30,941)	(20,540)

	(291,253)	(124,621)

Capital Share Transactions:
Proceeds from shares sold:
Class A	514,898	729,328
Class C	474,607	329,276
Institutional Class	583,720	172,714

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	206,409	100,258
Class C	44,578	—
Institutional Class	27,498	17,485

	1,851,710	1,349,061

	Six months ended 5/31/17 (Unaudited)	Year ended 11/30/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,158,657)	$(3,077,056)
Class C	(713,529)	(911,456)
Institutional Class	(199,606)	(650,267)

	(2,071,792)	(4,638,779)

Decrease in net assets derived from capital share transactions	(220,082)	(3,289,718)

Net Increase (Decrease) in Net Assets	1,197,652	(2,909,431)

Net Assets:
Beginning of period	18,189,507	21,098,938

End of period	$19,387,159	$18,189,507

Undistributed net investment income	$115,273	$284,100

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware International Value Equity Fund

	Six months ended 5/31/17 (Unaudited)	Year ended 11/30/16

Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,310,524	$3,945,931
Net realized gain (loss)	(506,499)	8,525,978
Net change in unrealized appreciation (depreciation)	37,283,081	(9,126,819)

Net increase in net assets resulting from operations	40,087,106	3,345,090

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,135,918)	(843,910)
Class C	(294,982)	(133,918)
Class R	(32,069)	(16,051)
Institutional Class	(3,801,623)	(2,426,729)

	(5,264,592)	(3,420,608)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,553,424	9,364,853
Class C	1,772,609	1,698,895
Class R	1,151,611	601,854
Institutional Class	36,384,720	50,653,860

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,096,074	822,166
Class C	285,822	129,562
Class R	32,069	16,050
Institutional Class	3,767,360	2,410,920

	57,043,689	65,698,160

	Six months ended 5/31/17 (Unaudited)	Year ended 11/30/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,886,965)	$(21,479,373)
Class C	(6,356,226)	(6,402,105)
Class R	(521,965)	(476,291)
Institutional Class	(19,950,537)	(49,791,088)

	(35,715,693)	(78,148,857)

Increase (decrease) in net assets derived from capital share transactions	21,327,996	(12,450,697)

Net Increase (Decrease) in Net Assets	56,150,510	(12,526,215)

Net Assets:
Beginning of period	243,578,010	256,104,225

End of period	$299,728,520	$243,578,010

Undistributed net investment income	$3,210,973	$5,165,041

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	For the year ended Nov. 30, 2016, net investment income distributions of $84,127 was made by the Fund’s A Class, which calculated to a de minimis amount of $(0.004) per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/17[1]	Year ended
(Unaudited)	11/30/16		11/30/15	11/30/14	11/30/13	11/30/12

$14.57	$12.80		$16.08	$16.23	$13.50	$13.05

(0.04)	0.05		(0.01)	0.01	0.02	0.08
3.19	1.72		(2.85)	(0.04)	2.82	0.64

3.15	1.77		(2.86)	(0.03)	2.84	0.72

(0.10)	—	[3]	(0.07)	(0.12)	(0.11)	(0.13)
—	—		(0.02)	—	—	—
—	—		(0.33)	—	—	(0.14)

(0.10)	—		(0.42)	(0.12)	(0.11)	(0.27)

$17.62	$14.57		$12.80	$16.08	$16.23	$13.50

21.80%	13.87%		(18.15% )	(0.20% )	21.16%	5.67%

$562,382	$461,124		$274,075	$423,620	$498,686	$470,670
1.68%	1.74%		1.75%	1.69%	1.71%	1.70%
1.69%	1.78%		1.75%	1.69%	1.75%	1.75%
(0.47% )	0.35%		(0.08% )	0.01%	0.16%	0.59%
(0.48% )	0.31%		(0.08% )	0.01%	0.12%	0.54%
7%	25%		12%	26%	24%	15%

Financial highlights

Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/17[1]	Year ended
(Unaudited)	11/30/16		11/30/15	11/30/14	11/30/13	11/30/12

$13.56	$12.00		$15.14	$15.30	$12.74	$12.32

(0.09)	(0.05)		(0.11)	(0.12)	(0.08)	(0.02)
2.98	1.61		(2.68)	(0.03)	2.66	0.61

2.89	1.56		(2.79)	(0.15)	2.58	0.59

(0.01)	—		—	(0.01)	(0.02)	(0.03)
—	—		(0.02)	—	—	—
—	—		(0.33)	—	—	(0.14)

(0.01)	—		(0.35)	(0.01)	(0.02)	(0.17)

$16.44	$13.56		$12.00	$15.14	$15.30	$12.74

21.34%	13.00%		(18.74% )	(0.97% )	20.25%	4.85%

$145,707	$120,306		$131,724	$198,428	$180,168	$155,040
2.43%	2.49%		2.50%	2.44%	2.46%	2.45%
2.44%	2.53%		2.50%	2.44%	2.46%	2.45%
(1.22% )	(0.40%	)	(0.83% )	(0.74% )	(0.59% )	(0.16% )
(1.23% )	(0.44%	)	(0.83% )	(0.74% )	(0.59% )	(0.16% )
7%	25%		12%	26%	24%	15%

Financial highlights

Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$14.66	$12.90	$16.20	$16.35	$13.60	$13.14

(0.06)	0.02	(0.04)	(0.05)	(0.01)	0.04
3.21	1.74	(2.89)	(0.02)	2.83	0.65

3.15	1.76	(2.93)	(0.07)	2.82	0.69

(0.07)	—	(0.02)	(0.08)	(0.07)	(0.09)
—	—	(0.02)	—	—	—
—	—	(0.33)	—	—	(0.14)

(0.07)	—	(0.37)	(0.08)	(0.07)	(0.23)

$17.74	$14.66	$12.90	$16.20	$16.35	$13.60

21.58%	13.64%	(18.37% )	(0.44% )	20.86%	5.41%

$50,949	$36,591	$24,299	$14,173	$5,282	$2,691
1.93%	1.99%	2.00%	1.94%	1.96%	1.95%
1.94%	2.03%	2.00%	1.94%	2.04%	2.05%
(0.72% )	0.10%	(0.33% )	(0.24% )	(0.09% )	0.34%
(0.73% )	0.06%	(0.33% )	(0.24% )	(0.17% )	0.24%
7%	25%	12%	26%	24%	15%

Financial highlights

Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$14.69	$12.90	$16.21	$16.36	$13.60	$13.16

(0.02)	0.08	0.02	0.04	0.06	0.11
3.21	1.75	(2.87)	(0.04)	2.84	0.64

3.19	1.83	(2.85)	—	2.90	0.75

(0.14)	(0.04)	(0.11)	(0.15)	(0.14)	(0.17)
—	—	(0.02)	—	—	—
—	—	(0.33)	—	—	(0.14)

(0.14)	(0.04)	(0.46)	(0.15)	(0.14)	(0.31)

$17.74	$14.69	$12.90	$16.21	$16.36	$13.60

21.92%	14.22%	(17.96% )	0.04%	21.50%	5.86%

$2,578,517	$1,346,361	$1,254,194	$2,464,277	$1,974,807	$1,217,065
1.43%	1.49%	1.50%	1.44%	1.46%	1.45%
1.44%	1.53%	1.50%	1.44%	1.46%	1.45%
(0.22% )	0.60%	0.17%	0.26%	0.41%	0.84%
(0.23% )	0.56%	0.17%	0.26%	0.41%	0.84%
7%	25%	12%	26%	24%	15%

Financial highlights

Delaware Emerging Markets Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	5/2/16[2]
	5/31/17[1]	to
	(Unaudited)	11/30/16
Net asset value, beginning of period	$14.69	$13.55

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.01)	0.08
Net realized and unrealized gain	3.21	1.06

Total from investment operations	3.20	1.14

Less dividends and distributions from:
Net investment income	(0.15)	—

Total dividends and distributions	(0.15)	—

Net asset value, end of period	$17.74	$14.69

Total return[4]	22.02%	8.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,483	$268
Ratio of expenses to average net assets	1.30%	1.32%
Ratio of expenses to average net assets prior to fees waived	1.31%	1.37%
Ratio of net investment income (loss) to average net assets	(0.09% )	0.85%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.10% )	0.80%
Portfolio turnover	7%	25%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$11.46	$11.16	$11.71	$11.27	$9.01	$8.31

0.09	0.11	0.08	0.07	0.08	0.09
1.00	0.27	(0.58)	0.44	2.28	0.70

1.09	0.38	(0.50)	0.51	2.36	0.79

(0.20)	(0.08)	(0.05)	(0.07)	(0.10)	(0.09)

(0.20)	(0.08)	(0.05)	(0.07)	(0.10)	(0.09)

$12.35	$11.46	$11.16	$11.71	$11.27	$9.01

9.61%	3.45%	(4.27% )	4.57%	26.46%	9.65%

$12,965	$12,460	$14,457	$16,950	$16,951	$16,479
1.55%	1.55%	1.64%	1.55%	1.55%	1.55%
1.91%	1.88%	1.89%	1.80%	1.82%	1.81%
1.44%	1.01%	0.71%	0.58%	0.75%	1.08%
1.08%	0.69%	0.46%	0.32%	0.48%	0.82%
8%	12%	14%	43%	27%	69%

Financial highlights

Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $(0.005) per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Amount is less than (0.01%).

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/17[1]	Year ended
(Unaudited)	11/30/16		11/30/15		11/30/14		11/30/13		11/30/12

$11.20	$10.90		$11.48		$11.06		$8.85		$8.15

0.04	0.03		—	[3]	(0.02)		—	[3]	0.03
0.98	0.27		(0.58)		0.44		2.25		0.70

1.02	0.30		(0.58)		0.42		2.25		0.73

(0.12)	—		—		—		(0.04)		(0.03)

(0.12)	—		—		—		(0.04)		(0.03)

$12.10	$11.20		$10.90		$11.48		$11.06		$8.85

9.16%	2.75%		(5.05%	)	3.80%		25.48%		8.94%

$4,252	$4,116		$4,601		$5,361		$5,882		$5,878
2.30%	2.30%		2.39%		2.30%		2.30%		2.30%
2.66%	2.63%		2.64%		2.55%		2.53%		2.51%
0.69%	0.26%		(0.04%	)	(0.17%	)	0.00%	[5]	0.33%
0.33%	(0.06%	)	(0.29%	)	(0.43%	)	(0.23%	)	0.12%
8%	12%		14%		43%		27%		69%

Financial highlights

Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$11.51	$11.21	$11.77	$11.32	$9.05	$8.34

0.10	0.14	0.11	0.10	0.10	0.12
1.01	0.27	(0.59)	0.45	2.29	0.70

1.11	0.41	(0.48)	0.55	2.39	0.82

(0.23)	(0.11)	(0.08)	(0.10)	(0.12)	(0.11)

(0.23)	(0.11)	(0.08)	(0.10)	(0.12)	(0.11)

$12.39	$11.51	$11.21	$11.77	$11.32	$9.05

9.73%	3.71%	(4.09% )	4.88%	26.75%	10.03%

$2,170	$1,614	$2,042	$2,348	$2,112	$1,932
1.30%	1.30%	1.39%	1.30%	1.30%	1.30%
1.66%	1.63%	1.64%	1.55%	1.53%	1.51%
1.69%	1.26%	0.96%	0.83%	1.00%	1.33%
1.33%	0.94%	0.71%	0.57%	0.77%	1.12%
8%	12%	14%	43%	27%	69%

Financial highlights

Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$12.94	$12.96	$13.53	$14.26	$11.59	$10.71

0.16	0.19	0.17	0.27	0.17	0.16
1.89	(0.05)	(0.47)	(0.85)	2.65	0.91

2.05	0.14	(0.30)	(0.58)	2.82	1.07

(0.27)	(0.16)	(0.27)	(0.15)	(0.15)	(0.19)

(0.27)	(0.16)	(0.27)	(0.15)	(0.15)	(0.19)

$14.72	$12.94	$12.96	$13.53	$14.26	$11.59

16.11%	1.15%	(2.23% )	(4.13% )	24.64%	10.25%

$67,520	$54,967	$66,785	$74,118	$104,289	$93,440
1.35%	1.36%	1.40%	1.42%	1.45%	1.47%
1.35%	1.36%	1.40%	1.42%	1.51%	1.50%
2.39%	1.50%	1.24%	1.85%	1.31%	1.49%
2.39%	1.50%	1.24%	1.85%	1.25%	1.46%
5%	13%	13%	26%	30%	34%

Financial highlights

Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$12.69	$12.71	$13.27	$13.99	$11.38	$10.51

0.11	0.09	0.06	0.16	0.07	0.08
1.87	(0.04)	(0.46)	(0.83)	2.61	0.90

1.98	0.05	(0.40)	(0.67)	2.68	0.98

(0.18)	(0.07)	(0.16)	(0.05)	(0.07)	(0.11)

(0.18)	(0.07)	(0.16)	(0.05)	(0.07)	(0.11)

$14.49	$12.69	$12.71	$13.27	$13.99	$11.38

15.76%	0.36%	(2.99% )	(4.80% )	23.60%	9.53%

$20,107	$21,672	$26,402	$28,609	$33,566	$30,510
2.10%	2.11%	2.15%	2.17%	2.20%	2.20%
2.10%	2.11%	2.15%	2.17%	2.22%	2.20%
1.64%	0.75%	0.49%	1.10%	0.56%	0.76%
1.64%	0.75%	0.49%	1.10%	0.54%	0.76%
5%	13%	13%	26%	30%	34%

Financial highlights

Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$12.88	$12.90	$13.47	$14.20	$11.54	$10.66

0.15	0.16	0.13	0.23	0.14	0.14
1.88	(0.05)	(0.47)	(0.85)	2.65	0.91

2.03	0.11	(0.34)	(0.62)	2.79	1.05

(0.24)	(0.13)	(0.23)	(0.11)	(0.13)	(0.17)

(0.24)	(0.13)	(0.23)	(0.11)	(0.13)	(0.17)

$14.67	$12.88	$12.90	$13.47	$14.20	$11.54

15.99%	0.88%	(2.50% )	(4.37% )	24.28%	10.13%

$2,520	$1,578	$1,449	$2,317	$2,898	$2,288
1.60%	1.61%	1.65%	1.67%	1.70%	1.70%
1.60%	1.61%	1.65%	1.67%	1.80%	1.80%
2.14%	1.25%	0.99%	1.60%	1.06%	1.26%
2.14%	1.25%	0.99%	1.60%	0.96%	1.16%
5%	13%	13%	26%	30%	34%

Financial highlights

Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/17[1]	Year ended
(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$13.00	$13.02	$13.60	$14.33	$11.65	$10.77

0.18	0.22	0.20	0.30	0.20	0.19
1.90	(0.04)	(0.48)	(0.85)	2.66	0.92

2.08	0.18	(0.28)	(0.55)	2.86	1.11

(0.30)	(0.20)	(0.30)	(0.18)	(0.18)	(0.23)

(0.30)	(0.20)	(0.30)	(0.18)	(0.18)	(0.23)

$14.78	$13.00	$13.02	$13.60	$14.33	$11.65

16.32%	1.41%	(2.03% )	(3.88% )	24.91%	10.59%

$209,582	$165,361	$161,468	$181,828	$178,614	$107,817
1.10%	1.11%	1.15%	1.17%	1.20%	1.20%
1.10%	1.11%	1.15%	1.17%	1.22%	1.20%
2.64%	1.75%	1.49%	2.10%	1.56%	1.76%
2.64%	1.75%	1.49%	2.10%	1.54%	1.76%
5%	13%	13%	26%	30%	34%

Notes to financial statements

Delaware International Funds	May 31, 2017 (Unaudited)

Delaware Group® Global and International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Asia Select Fund, Delaware Emerging Markets Fund, Delaware International Small Cap Fund (formerly, Delaware Focus Global Growth Fund), Delaware Global Value Fund, and Delaware International Value Equity Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. As of May 2, 2016, Emerging Markets Fund also offers Class R6 shares. As of May 31, 2017, Delaware Global Value Fund has not commenced operations of its Class R shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees.

The investment objective of Delaware Emerging Markets Fund and Delaware Global Value Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on each Fund’s federal income tax returns through the six months ended May 31, 2017 and for all open tax years (years ended Nov. 30, 2013–Nov. 30, 2016), and has concluded that no provision for federal income tax is required in any Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During six months May 31, 2017, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements — Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2017, and matured on the next business day.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the

Notes to financial statements

Delaware International Funds

1. Significant Accounting Policies (continued)

“Statements of operations” under “Net realized and unrealized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes.

Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2017.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2017, each Fund earned the following amounts under this agreement:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$1,134	$52	$294

During the six months ended May 31, 2017, Delaware Emerging Markets Fund frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If that Fund maintains a negative cash balance and the Fund’s investments decrease in value, the Fund’s losses will be greater than if the Fund did not maintain a negative cash balance. Each Fund is required to pay interest to the custodian on negative cash balances. During the six months ended May 31, 2017, Delaware Emerging Markets Fund had an average outstanding overdraft balance equal to 0.68% of its average net assets for which it was charged interest of $174,263, which is included on the “Statements of operations” under “Custodian fees.” The average borrowing rate charged on the overdraft was 1.95%.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective Investment Management Agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
On the first $500 million	1.25%	0.85%	0.85%
On the next $500 million	1.20%	0.80%	0.80%
On the next $1.5 billion	1.15%	0.75%	0.75%
In excess of $2.5 billion	1.10%	0.70%	0.70%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Funds to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed specified percentages of average daily net assets of each Fund as shown on the next page. The expense waivers were in effect from Dec.1, 2016 through May 31, 2017.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Notes to financial statements

Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	1.45%[1]	1.30%	1.20%[2]

1The expense limitation is 1.32% for Class R6 shares.

2The expense limitation was 1.21% for the period Dec. 1, 2016 through March 27, 2017.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2017, each Fund was charged for these services as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$61,309	$439	$6,148

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2017, each Fund was charged for these services as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$263,149	$1,885	$26,386

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal Fees.” For the six months ended May 31, 2017, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$26,191	$211	$2,705

For the six months ended May 31, 2017, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
$48,077	$500	$5,819

For the six months ended May 31, 2017, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Class A	$ 22	$284	$ 17
Class C	4,238	2	345

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Notes to financial statements

Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Cross trades for the six months ended May 31, 2017, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2017, the following Funds engaged in securities purchases and securities sales, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net realized gain (loss)
Delaware Global Value Fund	$—	$ 16,217	$ 1
Delaware International Value Equity Fund	—	11,079,211	354

* The aggregate contractual waiver period covering this report is from May 2, 2016 through March 28, 2018 for Delaware Emerging Markets Fund, and March 29, 2016 through March 28, 2018 for Delaware Global Value Fund and Delaware International Value Equity Fund.

3. Investments

For the six months ended May 31, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Purchases	$1,014,105,241	$1,486,878	$31,747,891
Sales	181,165,689	2,080,863	12,163,990

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Emerging Markets Fund	Delaware Global Value Fund	Delaware International Value Equity Fund
Cost of investments	$3,125,260,822	$16,613,614	$273,370,120

Aggregate unrealized appreciation of investments	$640,567,302	$4,902,201	$72,310,520
Aggregate unrealized depreciation of investments	(386,718,332)	(1,922,124)	(40,477,664)

Net unrealized appreciation of investments	$253,848,970	$2,980,077	$31,832,856

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

Capital loss carryforwards remaining at Nov. 30, 2016 will expire as follows:

	Delaware Global Value Fund	Delaware International Value Equity Fund
Year of expiration
2017	$12,542,677	$113,289,581
2019	—	8,738,476

Total	$12,542,677	$122,028,057

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Emerging Markets Fund	$22,129,072	$57,721,712

Notes to financial statements

Delaware International Funds

3. Investments (continued)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of May 31, 2017:

	Delaware Emerging Markets Fund
Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stock
Argentina	$90,036,050	$10,637,854		$—	$100,673,904
Bahrain	—	1,238,799		—	1,238,799
Brazil	341,456,979	—		—	341,456,979
Canada	36,988,717	—		—	36,988,717
Chile	25,659,428	—		—	25,659,428
China/Hong Kong	959,276,993	—		—	959,276,993
Cyprus	8,903,913	—		—	8,903,913
France	1,627,143	—		—	1,627,143
India	280,605,356	17,259		—	280,622,615
Indonesia	36,328,331	—		—	36,328,331
Japan	23,139,973	—		—	23,139,973
Malaysia	5,004,673	—		—	5,004,673
Mexico	261,175,592	—		—	261,175,592
Netherlands	12,356,752	—		—	12,356,752
Peru	34,406,054	—		—	34,406,054
Republic of Korea	613,657,798	—		—	613,657,798
Russia	202,856,695	33,008,827		5,947,984	241,813,506
South Africa	9,020,855	—		—	9,020,855
Taiwan	154,858,872	—		—	154,858,872
Turkey	69,315,564	—		—	69,315,564
United Kingdom	2,126,382	—		—	2,126,382
United States	25,160,000	—		—	25,160,000
Preferred Stock[1]	87,980,042	23,385,307		—	111,365,349
Exchange-Traded Fund	22,931,600	—		—	22,931,600
Participation Notes	—	—		—	—

Total Value of Securities	$3,304,873,762	$68,288,046		$5,947,984	$3,379,109,792

Derivatives:
Foreign Currency Exchange Contracts	$—	$(43	) $	—	$(43)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 79.00% and 21.00%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

Notes to financial statements

Delaware International Funds

3. Investments (continued)

	Delaware Global Value Fund
Securities	Level 1	Level 2	Total
Assets:
Common Stock	$19,006,054	$—	$19,006,054
Short-Term Investments	—	350,000	350,000
Securities Lending Collateral	—	237,637	237,637

Total Value of Securities	$19,006,054	$587,637	$19,593,691

Derivatives:
Foreign Currency Exchange Contract	$—	$1	$1

	Delaware International Value Equity Fund
Securities	Level 1	Level 2	Total
Assets:
Common Stock	$290,754,742	$—	$290,754,742
Short-Term Investments	—	6,045,000	6,045,000
Securities Lending Collateral	—	8,403,234	8,403,234

Total Value of Securities	$290,754,742	$14,448,234	$305,202,976

Derivatives:
Foreign Currency Exchange Contract	$—	$11	$11

The securities that have been valued at zero on the “Schedules of investments” are considered to be Level 3 securities in these tables.

During the six months ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to each Fund’s net assets at the beginning, interim, or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

During the six months ended May 31, 2017, Delaware Global Value Fund and Delaware International Value Equity Fund had no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Emerging Markets Fund		Delaware Global Value Fund		Delaware International Value Equity Fund
	Six months ended 5/31/17	Year ended 11/30/16	Six months ended 5/31/17	Year ended 11/30/16	Six months ended 5/31/17	Year ended 11/30/16
Shares sold:
Class A	6,917,227	22,072,538	42,563	67,302	913,718	741,691
Class C	1,547,980	894,709	40,669	30,520	130,283	137,781
Class R	872,089	1,181,426	—	—	85,747	47,872
Institutional Class.	72,382,485	40,955,057	49,253	15,937	2,641,819	4,054,883
Class R6	1,794,753	19,949	—	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	220,484	6,537	17,841	9,275	84,637	65,407
Class C	6,850	—	3,917	—	22,347	10,423
Class R	11,829	—	—	—	2,483	1,279
Institutional Class.	657,022	200,093	2,371	1,614	290,020	191,191
Class R6	938	—	—	—	—	—

	84,411,657	65,330,309	156,614	124,648	4,171,054	5,250,527

Shares redeemed:
Class A	(6,859,177)	(11,845,045)	(97,640)	(285,311)	(659,643)	(1,712,335)
Class C	(1,561,415)	(3,001,592)	(60,692)	(85,071)	(471,896)	(517,950)
Class R	(508,460)	(568,075)	—	—	(38,993)	(38,932)
Institutional Class.	(19,328,381)	(46,678,696)	(16,736)	(59,402)	(1,465,678)	(3,926,023)
Class R6	(151,669)	(1,738)	—	—	—	—

	(28,409,102)	(62,095,146)	(175,068)	(429,784)	(2,636,210)	(6,195,240)

Net increase (decrease)	56,002,555	3,235,163	(18,454)	(305,136)	1,534,844	(944,713)

Notes to financial statements

Delaware International Funds

4. Capital Shares (continued)

For each Fund, certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended May 31, 2017 and year ended Nov. 30, 2016, exchange transactions were as follows:

			Six months ended
			5/31/17
	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Emerging Markets Fund	724,160	7,673	908	914	727,187	$11,698,032
Delaware Global Value Fund	5,947	4,290	—	—	10,140	119,584
Delaware International Value Equity Fund	177,601	239,308	—	—	412,103	5,568,169

			Year ended
			11/30/16
	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Emerging Markets Fund	206,437	9,708	358	361	214,112	$2,932,645
Delaware International Value Equity Fund	385	46,154	—	—	45,659	582,118

These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.” For the year ended Nov. 30, 2016, Delaware Global Value Fund had no exchange transactions.

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 6, 2017.

The Funds had no amounts outstanding as of May 31, 2017, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2017, Delaware Emerging Markets Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. Delaware Global Value Fund and Delaware International Value Equity Fund entered into foreign currency exchange contracts and foreign cross currency contracts in order to fix the US dollar value of a security between the trade date and settlement date and to facilitate or expedite the settlement of portfolio transactions.

At May 31, 2017, the Funds experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and “Statements of operations.”

Notes to financial statements

Delaware International Funds

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Fund during the six months ended May 31, 2017.

		Long Derivatives Volume
	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Foreign currency exchange contracts (average cost)	$1,903,559	$7,708	$217,387

		Short Derivatives Volume
	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Foreign currency exchange contracts (average cost)	$73,329	$5,935	$33,067

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statements of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At May 31, 2017, The Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Emerging Markets Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
BNY Mellon	$—	$(43)	$(43)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral	Net
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Exposure(b)
BNY Mellon	$(43)	$—	$—	$—	$—	$(43)

	Delaware Global Value Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
BNY Mellon	$1	$—	$1

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$1	$—	$—	$—	$—	$1

		Delaware Global Value Fund
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$74,018	$ (74,018)	$—	$ (74,018)	$—
Bank of Montreal	123,364	(123,364)	—	(123,364)	—
BNP Paribas	152,618	(152,618)	—	(152,618)	—

Total	$350,000	$(350,000)	$—	$(350,000)	$—

	Delaware International Value Equity Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$11	$—	$11

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
BNY Mellon	$11	$—	$—	$—	$—	$11

Notes to financial statements

Delaware International Funds

7. Offsetting (continued)

	Delaware International Value Equity Fund
		Fair Value of
Master Repurchase Agreements	Repurchase	Non-Cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$1,278,398	$(1,278,398)	$—	$(1,278,398)	$—
Bank of Montreal	2,130,664	(2,130,664)	—	(2,130,664)	—
BNP Paribas	2,635,938	(2,635,938)	—	(2,635,938)	—

Total	$6,045,000	$(6,045,000)	$—	$(6,045,000)	$—

Securities Lending

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of May 31, 2017, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Delaware Global Value Fund
	Securities	Cash	Fair Value of
	Loaned	Collateral	Non-Cash	Net
Counterparty	at Value	Received(a)	Collateral Received	Exposure(b)
BNY Mellon	$571,186	$(220,944)	$(350,242)	$—
Delaware International Value Equity Fund
	Securities	Cash	Fair Value of
	Loaned	Collateral	Non-Cash	Net
Counterparty	at Value	Received(a)	Collateral Received	Exposure(b)
BNY Mellon	$8,068,160	$(8,068,160)	$—	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements and security lending as of May 31, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedule of investments.” Securities purchased with cash collateral are valued at the market value. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Notes to financial statements

Delaware International Funds

8. Securities Lending (continued)

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2017:

	Remaining Contractual Maturity of the Agreements as of
		May 31, 2017
	Overnight
	and	Under	Between	Over
Securities Lending Transactions	Continuous	30 days	30 & 90 days	90 days	Total
Delaware Global Value Fund Common stocks	$237,637	$—	$—	$—	$237,637
Delaware International Value Equity Fund Common stocks	8,403,234	—	—	—	8,403,234

At May 31, 2017, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which cash collateral was received and invested in accordance with the MSLA. These investments are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

	Delaware Emerging	Delaware Global	Delaware International
	Markets Fund	Value Fund	Value Equity Fund
Values of securities on loan	$—	$571,186	$8,068,160
Values of non-cash collateral	—	350,242	—
Values of invested collateral	—	237,637	8,403,234

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware FundsSM	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie	J.P. Morgan Chase & Co.		Banco Itaú
Philadelphia, PA	New York, NY	Lucinda S. Landreth	International
		Former Chief Investment	Miami, FL
Thomas L. Bennett	Joseph W. Chow	Officer
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Thomas K. Whitford
Delaware Funds	President	New York, NY	Former Vice Chairman
by Macquarie	State Street Corporation		PNC Financial Services Group
Private Investor	Boston, MA		Pittsburgh, PA
Rosemont, PA
Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Fund, Delaware Global Value Fund, and Delaware International Value Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Global / international equity mutual fund

Delaware International Small Cap Fund

(formerly, Delaware Focus Global Growth Fund)

May 31, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds by Macquarie is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds by Macquarie or obtain a prospectus for Delaware International Small Cap Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from December 1, 2016 to May 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2016 to May 31, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from December 1, 2016 to May 31, 2017 (Unaudited)

Delaware International Small Cap Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/16	5/31/17	Expense Ratio	12/1/16 to 5/31/17*

Actual Fund return†
Class A	$1,000.00	$1,178.20	1.43%	$7.77
Class C	1,000.00	1,174.20	2.18%	11.82
Class R	1,000.00	1,176.50	1.68%	9.12
Institutional Class	1,000.00	1,179.80	1.18%	6.41

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.80	1.43%	$7.19
Class C	1,000.00	1,014.06	2.18%	10.95
Class R	1,000.00	1,016.55	1.68%	8.45
Institutional Class	1,000.00	1,019.05	1.18%	5.94

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / country and sector allocations
Delaware International Small Cap Fund	As of May 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	95.89%
Australia	2.92%
Austria	2.74%
Brazil	3.22%
Canada	5.14%
China/Hong Kong	6.67%
Denmark	2.40%
Finland	1.82%
France	4.48%
Germany	2.23%
India	0.98%
Ireland	1.74%
Israel	2.68%
Italy	5.25%
Japan	21.98%
Mexico	0.98%
Netherlands	1.76%
Norway	0.52%
Philippines	0.98%
Republic of Korea	0.21%
Russia	1.37%
Spain	1.10%
Sweden	2.85%
Switzerland	5.10%
Taiwan	4.21%
Thailand	1.38%
United Kingdom	11.18%
Preferred Stock	0.84%
Rights	0.00%
Short-Term Investments	3.10%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

3

Security type / country and sector allocations

Delaware International Small Cap Fund

Common stock, preferred stock, and rights by sector²	Percentage of net assets
Consumer Discretionary*	25.42%
Consumer Staples	6.70%
Energy	1.86%
Financials	7.65%
Healthcare	6.22%
Industrials	19.66%
Information Technology	14.63%
Materials	12.74%
Real Estate	1.85%
Total	96.73%

² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

* To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Consumer Discretionary sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended) The Consumer Discretionary sector consisted of apparel, auto manufacturers, auto parts & equipment, building materials, commercial services, entertainment, holding companies-diversified, home builders, Internet, lodging, and retail. As of May 31, 2017, such amounts, as a percentage of total net assets, were 1.61%, 0.50%, 3.68%, 1.12%, 1.23%, 4.09%, 1.20%, 0.54%, 3.53%, 2.58%, and 5.34%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Consumer Discretionary sector for financial reporting purposes may exceed 25%.

4

Schedule of investments
Delaware International Small Cap Fund	May 31, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 95.89%Δ

Australia – 2.92%
Aristocrat Leisure	25,032	$405,481
BlueScope Steel	13,121	112,120

		517,601

Austria – 2.74%
BUWOG †	11,581	328,490
Lenzing	881	157,803

		486,293

Brazil – 3.22%
Magazine Luiza	3,000	235,387
Rumo †	65,100	170,800
Ser Educacional 144A #	22,300	164,978

		571,165

Canada – 5.14%
Descartes Systems Group †	9,200	230,060
Enerplus	11,900	93,819
Interfor †	18,600	242,749
Norbord	4,100	116,822
Sleep Country Canada Holdings 144A #	7,900	228,079

		911,529

China/Hong Kong – 6.67%
China Lodging Group ADR †	2,825	215,830
China Resources Cement Holdings	286,000	141,669
Lee & Man Paper Manufacturing	202,000	175,494
Melco International Development	81,000	213,088
Sunny Optical Technology Group	56,000	436,211

		1,182,292

Denmark – 2.40%
Dfds	1,876	103,696
GN Store Nord	7,268	221,724
Spar Nord Bank	7,838	100,794

		426,214

Finland – 1.82%
Outokumpu	6,542	52,030
Valmet	13,912	270,678

		322,708

France – 4.48%
Alten	1,617	144,081
Elior Group 144A #	1,906	53,999
Remy Cointreau	2,682	293,690

5

Schedule of investments

Delaware International Small Cap Fund

	Number of shares	Value (US $)

Common StockΔ (continued)

France (continued)
Tarkett	2,969	$148,151
Teleperformance	1,188	155,407

		795,328

Germany – 2.23%
Evotec †	23,273	325,359
Gerresheimer	825	70,656

		396,015

India – 0.98%
Sterlite Technologies	72,360	173,891

		173,891

Ireland – 1.74%
Cairn Homes †	54,196	96,801
Keywords Studios	20,585	210,856

		307,657

Israel – 2.68%
Israel Discount Bank Class A †	113,884	296,546
Mizrahi Tefahot Bank	10,046	178,713

		475,259

Italy – 5.25%
Brembo	26,380	419,913
Buzzi Unicem	8,110	210,541
Fincantieri †	190,646	193,710
Moncler	4,406	107,305

		931,469

Japan – 21.98%
Ain Holdings	2,300	185,038
CMK	14,475	115,016
Daifuku	4,400	134,086
Fujikura	24,300	208,223
Fukuoka Financial Group	51,000	229,327
Harmonic Drive Systems	8,200	282,095
Maeda	18,000	194,546
Matsumotokiyoshi Holdings	1,700	99,467
NTN	34,000	155,648
SCREEN Holdings	2,400	174,664
Seria	6,400	309,743
SMS	9,300	256,957
Start Today	25,115	626,798
Sumco	11,400	188,473
TechnoPro Holdings	6,000	243,521

6

	Number of shares	Value (US $)

Common StockΔ (continued)

Japan (continued)
Temp Holdings	16,300	$321,879
THK	6,200	173,264

		3,898,745

Mexico – 0.98%
Alsea	48,300	173,995

		173,995

Netherlands – 1.76%
Corbion	3,646	110,626
Wessanen	12,001	201,546

		312,172

Norway – 0.52%
TGS NOPEC Geophysical	4,427	92,215

		92,215

Philippines – 0.98%
Bloomberry Resorts †	919,800	173,704

		173,704

Republic of Korea – 0.21%
Mando	164	37,792

		37,792

Russia – 1.37%
Aeroflot =†	59,200	196,846
TMK GDR	7,735	46,797

		243,643

Spain – 1.10%
CIE Automotive	8,151	194,116

		194,116

Sweden – 2.85%
Evolution Gaming Group 144A #	3,093	145,550
Scandic Hotels Group 144A #	18,806	241,258
SSAB Class A †	29,267	119,440

		506,248

Switzerland – 5.10%
Autoneum Holding	313	88,951
Forbo Holding	120	198,111
Georg Fischer	285	268,801
Logitech International	5,309	194,041
Temenos Group †	1,652	153,678

		903,582

Taiwan – 4.21%
Accton Technology	79,000	176,233

7

Schedule of investments

Delaware International Small Cap Fund

	Number of shares	Value (US $)

Common StockΔ (continued)

Taiwan (continued)
Airtac International Group	24,000	$264,902
China General Plastics	179,000	164,545
Nanya Technology	83,000	140,454

		746,134

Thailand – 1.38%
Taokaenoi Food & Marketing Foreign Shares	76,000	51,321
Tisco Financial Group Foreign Shares	86,100	192,752

		244,073

United Kingdom – 11.18%
Abcam	22,632	285,478
boohoo.com †	65,663	177,667
Burford Capital	16,729	191,943
CVS Group	10,990	199,232
Fevertree Drinks	15,782	357,274
Hunting	14,975	97,534
Ibstock 144A #	57,156	185,800
KAZ Minerals †	30,847	192,842
Sanne Group	19,416	165,860
Scapa Group	20,086	129,658

		1,983,288

Total Common Stock (cost $13,763,920)		17,007,128

Preferred Stock – 0.84%Δ

Brazil – 0.84%
Bradespar 3.22%	24,900	147,740

Total Preferred Stock (cost $154,722)		147,740

Rights – 0.00%Δ

Austria – 0.00%
BUWOG exercise price $24.50, expiration date 6/2/17 =†	11,581	0

Total Rights (cost $0)		0

8

	Principal amount°	Value (US $)

Short-Term Investments – 3.10%

Repurchase Agreements – 3.10%
Bank of America Merrill Lynch 0.75%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $116,317 (collateralized by US government obligations 0.00%-1.00% 8/3/17-9/15/17; market value $118,640)	116,314	$116,314
Bank of Montreal 0.70%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $193,861 (collateralized by US government obligations 0.75%-3.625% 6/30/17-2/15/45; market value $197,734)	193,857	193,857
BNP Paribas 0.78%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $239,834 (collateralized by US government obligations 0.00%-2.125% 7/27/17-11/15/45; market value $244,626)	239,829	239,829

Total Short-Term Investments (cost $550,000)		550,000

Total Value of Securities – 99.83% (cost $14,468,642)		$17,704,868

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2017, the aggregate value of Rule 144A securities was $1,019,664, which represents 5.75% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2017, the aggregate value of fair valued securities was $196,846, which represents 1.11% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”

†	Non-income producing security.

9

Schedule of investments

Delaware International Small Cap Fund

The following foreign currency exchange contract was outstanding at May 31, 2017:1

Foreign Currency Exchange Contract

Counterparty	Contract to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	HKD (21,450)	USD 2,749	6/2/17	$(3)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNYM Mellon

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

10

Statement of assets and liabilities
Delaware International Small Cap Fund	May 31, 2017 (Unaudited)

Assets:
Investments, at value[1]	$17,154,868
Short-term investments, at value[2]	550,000
Cash	67,447
Foreign currencies, at value[3]	13,400
Dividends and interest receivable	23,814
Receivable for fund shares sold	2,437
Investment management fees receivable from affiliates	4,444
Foreign tax reclaims receivable	83,926

Total assets	17,900,336

Liabilities:
Payable for fund shares redeemed	108,351
Other accrued expenses	32,349
Audit and tax fees payable	17,931
Distribution fees payable to affiliates	5,326
Dividend disbursing and transfer agent fees and expenses payable to affiliates	299
Trustees’ fees and expenses payable	101
Accounting and administration expenses payable to affiliates	70
Deferred foreign taxes payable	39
Legal fees payable to affiliates	28
Reports and statements to shareholders expenses payable to affiliates	12
Unrealized depreciation on foreign currency exchange contracts	3

Total liabilities	164,509

Total Net Assets	$17,735,827

Net Assets Consist of:
Paid-in capital	$14,770,000
Accumulated net investment loss	(13,779)
Accumulated net realized loss on investments	(252,396)
Net unrealized appreciation of investments	3,236,187
Net unrealized depreciation of foreign currencies	(4,182)
Net unrealized depreciation of foreign currency exchange contracts	(3)

Total Net Assets	$17,735,827

11

Statement of assets and liabilities

Delaware International Small Cap Fund

Net Asset Value
Class A:
Net assets	$8,833,569
Shares of beneficial interest outstanding, unlimited authorization, no par	1,316,061
Net asset value per share	$6.71
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$7.12

Class C:
Net assets	$4,244,897
Shares of beneficial interest outstanding, unlimited authorization, no par	737,206
Net asset value per share	$5.76

Class R:
Net assets	$73,760
Shares of beneficial interest outstanding, unlimited authorization, no par	11,524
Net asset value per share	$6.40

Institutional Class:
Net assets	$4,583,601
Shares of beneficial interest outstanding, unlimited authorization, no par	655,161
Net asset value per share	$7.00

[1] Investments, at cost	$13,918,642
[2] Short-term investments, at cost	550,000
[3] Foreign currencies, at cost	13,296

See accompanying notes, which are an integral part of the financial statements.

12

Statement of operations
Delaware International Small Cap Fund	Six months ended May 31, 2017 (Unaudited)

Investment Income:
Dividends	$146,163
Interest	1,390
Foreign tax withheld	(15,122)

132,431

Expenses:
Management fees	81,826
Distribution expenses – Class A	12,876
Distribution expenses – Class C	19,508
Distribution expenses – Class R	145
Registration fees	36,704
Audit and tax fees	19,711
Dividend disbursing and transfer agent fees and expenses	15,769
Legal fees	11,750
Reports and statements to shareholders expenses	11,214
Accounting and administration expenses	2,970
Custodian fees	2,680
Trustees’ fees and expenses	527
Other	15,092

230,772
Less expenses waived	(84,515)
Less expense paid indirectly	(55)

Total operating expenses	146,202

Net Investment Loss	(13,771)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(29,752)
Foreign currencies	(222,403)
Foreign currency exchange contracts	10,925

Net realized loss	(241,230)

Net change in unrealized appreciation (depreciation) of:
Investments*	2,891,788
Foreign currencies	4,036
Foreign currency exchange contracts	19,001

Net change in unrealized appreciation (depreciation)	2,914,825

Net Realized and Unrealized Gain	2,673,595

Net Increase in Net Assets Resulting from Operations	$2,659,824

*Includes $39 capital gain taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

13

Statements of changes in net assets

Delaware International Small Cap Fund

	Six months ended 5/31/17 (Unaudited)	Year ended 11/30/16

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(13,771)	$66,792
Net realized gain (loss)	(241,230)	16,316,522
Net change in unrealized appreciation (depreciation)	2,914,825	(15,979,876)

Net increase in net assets resulting from operations	2,659,824	403,438

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	(10,020,739)	(908,814)
Class C	(3,015,855)	(192,191)
Class R	(36,619)	(1,918)
Institutional Class	(2,864,606)	(3,094,350)

	(15,937,819)	(4,197,273)

Capital Share Transactions:
Proceeds from shares sold:
Class A	966,909	3,595,888
Class C	448,621	506,935
Class R	13,082	3,856
Institutional Class	2,310,878	8,282,179

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,638,866	847,004
Class C	3,015,832	191,962
Class R	36,592	1,917
Institutional Class	2,860,075	3,094,111

	19,290,855	16,523,852

14

	Six months ended 5/31/17 (Unaudited)	Year ended 11/30/16

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,431,854)	$(14,864,370)
Class C	(1,217,687)	(1,434,702)
Class R	—	(59,568)
Institutional Class	(16,211,880)	(85,410,690)

	(25,861,421)	(101,769,330)

Decrease in net assets derived from capital share transactions	(6,570,566)	(85,245,478)

Net Decrease in Net Assets	(19,848,561)	(89,039,313)

Net Assets:
Beginning of period	37,584,388	126,623,701

End of period	$17,735,827	$37,584,388

Accumulated net investment loss	$(13,779)	$(8)

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights

Delaware International Small Cap Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $0.005 per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
5/31/17[1]	Year ended

(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$ 19.03	$19.78	$20.06	$19.18	$15.90	$13.88

—[3]	(0.02)	(0.05)	0.10	0.03	—	[3]
0.56	(0.06)	(0.15)	1.10	3.25	2.13
0.56	(0.08)	(0.20)	1.20	3.28	2.13

—	—	(0.08)	—	—	—
(12.88)	(0.67)	—	(0.32)	—	(0.11)
(12.88)	(0.67)	(0.08)	(0.32)	—	(0.11)

$ 6.71	$19.03	$ 19.78	$ 20.06	$ 19.18	$ 15.90

17.82%	(0.38%)	(1.02%)	6.37%	20.63%	15.49%

$8,833	$15,158	$27,046	$28,583	$46,830	$16,753
1.43%	1.48%	1.45%	1.40%	1.51%	1.55%
2.31%	1.51%	1.45%	1.40%	1.55%	1.76%
(0.05%)	(0.09%)	(0.23%)	0.54%	0.18%	(0.02%	)
(0.93%)	(0.12%)	(0.23%)	0.54%	0.14%	(0.23%	)
60%	66%	41%	26%	36%	37%

17

Financial highlights

Delaware International Small Cap Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
5/31/17[1]	Year ended

(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$18.24	$19.13	$19.47	$18.76	$15.67	$13.78

(0.02)	(0.15)	(0.19)	(0.04)	(0.10)	(0.11)
0.42	(0.07)	(0.15)	1.07	3.19	2.11
0.40	(0.22)	(0.34)	1.03	3.09	2.00

(12.88)	(0.67)	—	(0.32)	—	(0.11)
(12.88)	(0.67)	—	(0.32)	—	(0.11)

$ 5.76	$ 18.24	$ 19.13	$ 19.47	$ 18.76	$ 15.67

17.42%	(1.15%)	(1.75%)	5.59%	19.72%	14.66%

$4,245	$4,417	$5,424	$5,759	$5,863	$1,594
2.18%	2.23%	2.20%	2.15%	2.26%	2.30%
3.06%	2.26%	2.20%	2.15%	2.26%	2.46%
(0.80%)	(0.84%)	(0.98%)	(0.21%)	(0.57%)	(0.77% )
(1.68%)	(0.87%)	(0.98%)	(0.21%)	(0.57%)	(0.93% )
60%	66%	41%	26%	36%	37%

19

Financial highlights

Delaware International Small Cap Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
5/31/17[1]	Year ended

(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13		11/30/12

$ 18.77	$ 19.57	$ 19.85	$ 19.03	$ 15.81		$ 13.84

(0.01)	(0.06)	(0.09)	0.06	(0.01)		(0.04)
0.52	(0.07)	(0.16)	1.08	3.23		2.12
0.51	(0.13)	(0.25)	1.14	3.22		2.08

—	—	(0.03)	—	—		—
(12.88)	(0.67)	—	(0.32)	—		(0.11)
(12.88)	(0.67)	(0.03)	(0.32)	—		(0.11)

$ 6.40	$ 18.77	$ 19.57	$ 19.85	$ 19.03		$ 15.81
17.65%	(0.65% )	(1.27% )	6.10%	20.37%		15.17%

$ 74	$ 51	$ 107	$ 141	$ 129		$ 61
1.68%	1.73%	1.70%	1.65%	1.76%		1.80%
2.56%	1.76%	1.70%	1.65%	1.84%		2.06%
(0.30%)	(0.34% )	(0.48% )	0.29%	(0.07%	)	(0.27% )
(1.18%)	(0.37% )	(0.48% )	0.29%	(0.15%	)	(0.53% )
60%	66%	41%	26%	36%		37%

21

Financial highlights

Delaware International Small Cap Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $0.005 per share.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
5/31/17[1]			Year ended

(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$ 19.27	$ 19.97	$ 20.25	$ 19.32	$ 15.97	$ 13.91

0.01	0.03	— [3]	0.15	0.08	0.04
0.60	(0.06)	(0.16)	1.11	3.27	2.13
0.61	(0.03)	(0.16)	1.26	3.35	2.17

—	—	(0.12)	(0.01)	—	—
(12.88)	(0.67)	—	(0.32)	—	(0.11)
(12.88)	(0.67)	(0.12)	(0.33)	—	(0.11)

$ 7.00	$ 19.27	$ 19.97	$ 20.25	$ 19.32	$ 15.97

17.98%	(0.12% )	(0.77% )	6.66%	20.98%	15.75%

$ 4,584	$ 17,958	$ 94,047	$ 98,801	$ 34,541	$ 11,699
1.18%	1.23%	1.20%	1.15%	1.26%	1.30%
2.06%	1.26%	1.20%	1.15%	1.26%	1.46%
0.20%	0.16%	0.02%	0.79%	0.43%	0.23%
(0.68%)	0.13%	0.02%	0.79%	0.43%	0.07%
60%	66%	41%	26%	36%	37%

23

Notes to financial statements
Delaware International Small Cap Fund	May 31, 2017 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Asia Select Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware International Small Cap Fund (formerly, Delaware Focus Global Growth Fund), and Delaware International Value Equity Fund. These financial statements and the related notes pertain to Delaware International Small Cap Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the

24

requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year.

Management has analyzed the Fund’s tax positions taken on the Fund’s federal income tax returns through the six months ended May 31, 2017 and for all open tax years (years ended Nov. 30, 2013–Nov. 30, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During six months ended May 31, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2017 and matured the following business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

25

Notes to financial statements

Delaware International Small Cap Fund

1. Significant Accounting Policies (continued)

financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund pays foreign capital gain taxes on certain foreign securities held, which are reported as components of realized and unrealized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2017, the Fund earned $55 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and

26

dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 1.18% of the Fund’s average daily net assets from Dec. 1, 2016 through May 31, 2017.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended May 31, 2017, the Fund was charged $448 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. For the six months ended May 31, 2017, the Fund was charged $1,923. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2017, the Fund was charged $224 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2017, DDLP earned $626 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2017, DDLP received gross CDSC commissions of

27

Notes to financial statements

Delaware International Small Cap Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

$15 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended May 31, 2017 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2017, the Fund engaged in securities sales of $384,842, which resulted in net realized gains of $19. The Fund did not engage in securities purchases under Rule 17a-7 during the six months ended May 31, 2017.

*The aggregate contractual waiver period covering this report is from March 30, 2016 through March 28, 2018.

3. Investments

For the six months ended May 31, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$12,344,717
Sales	35,370,528

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$14,468,642

Aggregate unrealized appreciation of investments	$3,395,956
Aggregate unrealized depreciation of investments	(159,730)

Net unrealized appreciation of investments	$3,236,226

28

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

29

Notes to financial statements

Delaware International Small Cap Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 1	Level 2	Total

Assets
Common Stock
Australia	$517,601	$—	$517,601
Austria	486,293	—	486,293
Brazil	571,165	—	571,165
Canada	911,529	—	911,529
China/Hong Kong	1,182,292	—	1,182,292
Denmark	426,214	—	426,214
Finland	322,708	—	322,708
France	795,328	—	795,328
Germany	396,015	—	396,015
India	173,891	—	173,891
Ireland	307,657	—	307,657
Israel	—	475,259	475,259
Italy	931,469	—	931,469
Japan	3,898,745	—	3,898,745
Mexico	173,995	—	173,995
Netherlands	312,172	—	312,172
Norway	92,215	—	92,215
Philippines	173,704	—	173,704
Republic of Korea	37,792	—	37,792
Russia	46,797	196,846	243,643
Spain	194,116	—	194,116
Sweden	506,248	—	506,248
Switzerland	903,582	—	903,582
Taiwan	746,134	—	746,134
Thailand	244,073	—	244,073
United Kingdom	1,983,288	—	1,983,288
Preferred Stock	147,740	—	147,740
Right	—	—	—
Short-Term Investments	—	550,000	550,000

Total Value of Securities	$16,482,763	$1,222,105	$17,704,868

Derivatives
Foreign Currency Exchange Contracts	$—	$(3)	$(3)

As a result of utilizing international fair value pricing at May 31, 2017, a portion of the Fund’s common stock was categorized as Level 2.

30

During the six months ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended May 31, 2017, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/17	Year ended 11/30/16
Shares sold:
Class A	151,093	189,509
Class C	80,913	27,705
Class R	1,885	214
Institutional Class	357,659	443,941

Shares issued upon reinvestment of dividends and distributions:
Class A	1,742,978	44,982
Class C	633,577	10,559
Class R	6,930	103
Institutional Class	496,540	162,677

	3,471,575	879,690

Shares redeemed:
Class A	(1,374,631)	(805,041)
Class C	(219,424)	(79,700)
Class R	—	(3,089)
Institutional Class	(1,130,745)	(4,385,221)

	(2,724,800)	(5,273,051)

Net increase (decrease)	746,775	(4,393,361)

31

Notes to financial statements

Delaware International Small Cap Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.” For the six months ended May 31, 2017 and year ended Nov. 30, 2016, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Value
Six months ended 5/31/17	197,989	5,247	194,416	$1,225,345
Year ended 11/30/16	32,858	3,365	35,717	676,986

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 6, 2017.

The Fund had no amounts outstanding as of May 31, 2017, or at any time during the six months then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that

32

can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended May 31, 2017, the Fund held foreign currency exchange contracts which produced net realized gains and are reflected on the “Statement of operations” under “Net realized gain on foreign currency exchange contracts.

During the six months ended May 31, 2017, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Derivatives generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2017.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$ 52,242	$ 328,818

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular

33

Notes to financial statements

Delaware International Small Cap Fund

7. Offsetting (continued)

jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$—	$(3)	$(3)

		Fair Value of Non-Cash	Cash Collateral	Fair Value of Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(a)
BNY Mellon	$(3)	$—	$—	$—	$—	$(3)

Master Repurchase Agreements

	Repurchase	Fair Value of Non-cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received(b)	Received	Received	Net Exposure(a)
Bank of America Merrill Lynch	$116,314	$(116,314)	$—	$(116,314)	$—
Bank of Montreal	193,857	(193,857)	—	(193,857)	—
BNP Paribas	239,829	(239,829)	—	(239,829)	—

Total	$550,000	$(550,000)	$—	$(550,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(b)The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2017.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the

34

applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2017, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value

35

Notes to financial statements

Delaware International Small Cap Fund

9. Credit and Market Risk (continued)

of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12. Subsequent Events

Effective June 30, 2017, the Fund launched Class R6 shares. DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.13% of the Fund’s average daily net assets from June 30, 2017 through June 30, 2018 for all share classes other than Class R6, and 1.00% of the Fund’s Class R6 shares’ average daily net assets from June 30, 2017 through June 30, 2018. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Management has determined that no other material events or transactions occurred subsequent to May 31, 2017 that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware FundsSM	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY	Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware International Small Cap Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

37

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2017